Real Estate and Accumulated Depreciation (Details) (USD $)	12 Months Ended
	Dec. 31, 2012 Property
Real Estate and Accumulated Depreciation (Textual) [Abstract]
Aggregate cost of land and depreciable property for federal income tax purposes	$ 3,600,000,000
Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Number of residential units	66,107
Initial Cost, Land	2,033,012,000	[1]
Initial Cost, Buildings and Improvements	3,872,020,000	[1]
Costs Capitalized Subsequent to Consolidation	2,528,790,000	[2]
Land	1,943,166,000
Buildings and Improvements	6,390,253,000
Total	8,333,419,000	[3]
Accumulated Depreciation (AD)	(2,820,765,000)
Total Cost Net of Accumulated Depreciation	5,512,654,000
Encumbrances	4,688,447,000
Total Conventional Properties [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Number of residential units	55,737
Initial Cost, Land	1,971,510,000	[1]
Initial Cost, Buildings and Improvements	3,381,708,000	[1]
Costs Capitalized Subsequent to Consolidation	2,160,023,000	[2]
Land	1,881,661,000
Buildings and Improvements	5,531,709,000
Total	7,413,370,000	[3]
Accumulated Depreciation (AD)	(2,415,557,000)
Total Cost Net of Accumulated Depreciation	4,997,813,000
Encumbrances	4,226,756,000
100 Forest Place [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	High Rise
Date Consolidated	Dec-97	[4]
Property Location	Oak Park, IL
Year Built	Jan. 01, 1987
Number of residential units	234
Initial Cost, Land	2,664,000	[1]
Initial Cost, Buildings and Improvements	18,815,000	[1]
Costs Capitalized Subsequent to Consolidation	6,026,000	[2]
Land	2,664,000
Buildings and Improvements	24,841,000
Total	27,505,000	[3]
Accumulated Depreciation (AD)	(10,218,000)
Total Cost Net of Accumulated Depreciation	17,287,000
Encumbrances	26,447,000
118-122 West 23rd Street [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	High Rise
Date Consolidated	Jun-12	[4]
Property Location	New York, NY
Year Built	Jan. 01, 1987
Number of residential units	42
Initial Cost, Land	14,985,000	[1]
Initial Cost, Buildings and Improvements	23,459,000	[1]
Costs Capitalized Subsequent to Consolidation	43,000	[2]
Land	14,985,000
Buildings and Improvements	23,502,000
Total	38,487,000	[3]
Accumulated Depreciation (AD)	(437,000)
Total Cost Net of Accumulated Depreciation	38,050,000
Encumbrances	19,854,000
1582 First Avenue [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	High Rise
Date Consolidated	Mar-05	[4]
Property Location	New York, NY
Year Built	Jan. 01, 1900
Number of residential units	17
Initial Cost, Land	4,281,000	[1]
Initial Cost, Buildings and Improvements	752,000	[1]
Costs Capitalized Subsequent to Consolidation	264,000	[2]
Land	4,281,000
Buildings and Improvements	1,016,000
Total	5,297,000	[3]
Accumulated Depreciation (AD)	(412,000)
Total Cost Net of Accumulated Depreciation	4,885,000
Encumbrances	2,567,000
173 E. 90th Street [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	High Rise
Date Consolidated	May-04	[4]
Property Location	New York, NY
Year Built	Jan. 01, 1910
Number of residential units	72
Initial Cost, Land	12,066,000	[1]
Initial Cost, Buildings and Improvements	4,535,000	[1]
Costs Capitalized Subsequent to Consolidation	2,229,000	[2]
Land	12,067,000
Buildings and Improvements	6,763,000
Total	18,830,000	[3]
Accumulated Depreciation (AD)	(2,257,000)
Total Cost Net of Accumulated Depreciation	16,573,000
Encumbrances	7,584,000
182-188 Columbus Avenue [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Mid Rise
Date Consolidated	Feb-07	[4]
Property Location	New York, NY
Year Built	Jan. 01, 1910
Number of residential units	32
Initial Cost, Land	19,123,000	[1]
Initial Cost, Buildings and Improvements	3,300,000	[1]
Costs Capitalized Subsequent to Consolidation	2,560,000	[2]
Land	19,123,000
Buildings and Improvements	5,860,000
Total	24,983,000	[3]
Accumulated Depreciation (AD)	(1,812,000)
Total Cost Net of Accumulated Depreciation	23,171,000
Encumbrances	13,471,000
204-206 West 133rd Street [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Mid Rise
Date Consolidated	Jun-07	[4]
Property Location	New York, NY
Year Built	Jan. 01, 1910
Number of residential units	44
Initial Cost, Land	4,352,000	[1]
Initial Cost, Buildings and Improvements	1,450,000	[1]
Costs Capitalized Subsequent to Consolidation	1,483,000	[2]
Land	4,352,000
Buildings and Improvements	2,933,000
Total	7,285,000	[3]
Accumulated Depreciation (AD)	(790,000)
Total Cost Net of Accumulated Depreciation	6,495,000
Encumbrances	2,963,000
2232-2240 Seventh Avenue [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Mid Rise
Date Consolidated	Jun-07	[4]
Property Location	New York, NY
Year Built	Jan. 01, 1910
Number of residential units	24
Initial Cost, Land	3,366,000	[1]
Initial Cost, Buildings and Improvements	3,785,000	[1]
Costs Capitalized Subsequent to Consolidation	1,256,000	[2]
Land	3,366,000
Buildings and Improvements	5,041,000
Total	8,407,000	[3]
Accumulated Depreciation (AD)	(1,220,000)
Total Cost Net of Accumulated Depreciation	7,187,000
Encumbrances	2,972,000
2247-2253 Seventh Avenue [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Mid Rise
Date Consolidated	Jun-07	[4]
Property Location	New York, NY
Year Built	Jan. 01, 1910
Number of residential units	35
Initial Cost, Land	7,356,000	[1]
Initial Cost, Buildings and Improvements	3,335,000	[1]
Costs Capitalized Subsequent to Consolidation	1,595,000	[2]
Land	7,356,000
Buildings and Improvements	4,930,000
Total	12,286,000	[3]
Accumulated Depreciation (AD)	(1,496,000)
Total Cost Net of Accumulated Depreciation	10,790,000
Encumbrances	5,483,000
2252-2258 Seventh Avenue [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Mid Rise
Date Consolidated	Jun-07	[4]
Property Location	New York, NY
Year Built	Jan. 01, 1910
Number of residential units	35
Initial Cost, Land	4,318,000	[1]
Initial Cost, Buildings and Improvements	4,504,000	[1]
Costs Capitalized Subsequent to Consolidation	1,677,000	[2]
Land	4,318,000
Buildings and Improvements	6,181,000
Total	10,499,000	[3]
Accumulated Depreciation (AD)	(1,572,000)
Total Cost Net of Accumulated Depreciation	8,927,000
Encumbrances	5,125,000
2300-2310 Seventh Avenue [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Mid Rise
Date Consolidated	Jun-07	[4]
Property Location	New York, NY
Year Built	Jan. 01, 1910
Number of residential units	63
Initial Cost, Land	10,417,000	[1]
Initial Cost, Buildings and Improvements	6,964,000	[1]
Costs Capitalized Subsequent to Consolidation	4,280,000	[2]
Land	10,417,000
Buildings and Improvements	11,244,000
Total	21,661,000	[3]
Accumulated Depreciation (AD)	(3,446,000)
Total Cost Net of Accumulated Depreciation	18,215,000
Encumbrances	9,362,000
236-238 East 88th Street [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	High Rise
Date Consolidated	Jan-04	[4]
Property Location	New York, NY
Year Built	Jan. 01, 1900
Number of residential units	43
Initial Cost, Land	8,820,000	[1]
Initial Cost, Buildings and Improvements	2,914,000	[1]
Costs Capitalized Subsequent to Consolidation	1,980,000	[2]
Land	8,820,000
Buildings and Improvements	4,894,000
Total	13,714,000	[3]
Accumulated Depreciation (AD)	(1,694,000)
Total Cost Net of Accumulated Depreciation	12,020,000
Encumbrances	6,427,000
237-239 Ninth Avenue [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	High Rise
Date Consolidated	Mar-05	[4]
Property Location	New York, NY
Year Built	Jan. 01, 1900
Number of residential units	36
Initial Cost, Land	8,495,000	[1]
Initial Cost, Buildings and Improvements	1,866,000	[1]
Costs Capitalized Subsequent to Consolidation	1,108,000	[2]
Land	8,494,000
Buildings and Improvements	2,975,000
Total	11,469,000	[3]
Accumulated Depreciation (AD)	(1,071,000)
Total Cost Net of Accumulated Depreciation	10,398,000
Encumbrances	6,271,000
240 West 73rd Street, LLC [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	High Rise
Date Consolidated	Sep-04	[4]
Property Location	New York, NY
Year Built	Jan. 01, 1900
Number of residential units	200
Initial Cost, Land	68,109,000	[1]
Initial Cost, Buildings and Improvements	12,140,000	[1]
Costs Capitalized Subsequent to Consolidation	6,166,000	[2]
Land	68,109,000
Buildings and Improvements	18,306,000
Total	86,415,000	[3]
Accumulated Depreciation (AD)	(5,344,000)
Total Cost Net of Accumulated Depreciation	81,071,000
Encumbrances	28,383,000
2484 Seventh Avenue [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Mid Rise
Date Consolidated	Jun-07	[4]
Property Location	New York, NY
Year Built	Jan. 01, 1921
Number of residential units	23
Initial Cost, Land	2,601,000	[1]
Initial Cost, Buildings and Improvements	1,726,000	[1]
Costs Capitalized Subsequent to Consolidation	655,000	[2]
Land	2,601,000
Buildings and Improvements	2,381,000
Total	4,982,000	[3]
Accumulated Depreciation (AD)	(556,000)
Total Cost Net of Accumulated Depreciation	4,426,000
Encumbrances	2,472,000
2900 on First Apartments [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Mid Rise
Date Consolidated	Oct-08	[4]
Property Location	Seattle, WA
Year Built	Jan. 01, 1989
Number of residential units	135
Initial Cost, Land	19,070,000	[1]
Initial Cost, Buildings and Improvements	17,518,000	[1]
Costs Capitalized Subsequent to Consolidation	9,631,000	[2]
Land	19,071,000
Buildings and Improvements	27,148,000
Total	46,219,000	[3]
Accumulated Depreciation (AD)	(3,192,000)
Total Cost Net of Accumulated Depreciation	43,027,000
Encumbrances	19,711,000
306 East 89th Street [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	High Rise
Date Consolidated	Jul-04	[4]
Property Location	New York, NY
Year Built	Jan. 01, 1930
Number of residential units	20
Initial Cost, Land	2,680,000	[1]
Initial Cost, Buildings and Improvements	1,006,000	[1]
Costs Capitalized Subsequent to Consolidation	423,000	[2]
Land	2,681,000
Buildings and Improvements	1,428,000
Total	4,109,000	[3]
Accumulated Depreciation (AD)	(508,000)
Total Cost Net of Accumulated Depreciation	3,601,000
Encumbrances	2,094,000
311 & 313 East 73rd Street [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Mid Rise
Date Consolidated	Mar-03	[4]
Property Location	New York, NY
Year Built	Jan. 01, 1904
Number of residential units	34
Initial Cost, Land	5,678,000	[1]
Initial Cost, Buildings and Improvements	1,609,000	[1]
Costs Capitalized Subsequent to Consolidation	615,000	[2]
Land	5,678,000
Buildings and Improvements	2,224,000
Total	7,902,000	[3]
Accumulated Depreciation (AD)	(1,323,000)
Total Cost Net of Accumulated Depreciation	6,579,000
Encumbrances	2,579,000
322-324 East 61st Street [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	High Rise
Date Consolidated	Mar-05	[4]
Property Location	New York, NY
Year Built	Jan. 01, 1900
Number of residential units	40
Initial Cost, Land	6,372,000	[1]
Initial Cost, Buildings and Improvements	2,224,000	[1]
Costs Capitalized Subsequent to Consolidation	1,034,000	[2]
Land	6,372,000
Buildings and Improvements	3,258,000
Total	9,630,000	[3]
Accumulated Depreciation (AD)	(1,201,000)
Total Cost Net of Accumulated Depreciation	8,429,000
Encumbrances	3,851,000
3400 Avenue of the Arts [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Mid Rise
Date Consolidated	Mar-02	[4]
Property Location	Costa Mesa, CA
Year Built	Jan. 01, 1987
Number of residential units	770
Initial Cost, Land	57,241,000	[1]
Initial Cost, Buildings and Improvements	65,506,000	[1]
Costs Capitalized Subsequent to Consolidation	71,647,000	[2]
Land	57,240,000
Buildings and Improvements	137,154,000
Total	194,394,000	[3]
Accumulated Depreciation (AD)	(63,334,000)
Total Cost Net of Accumulated Depreciation	131,060,000
Encumbrances	114,875,000
452 East 78th Street [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	High Rise
Date Consolidated	Jan-04	[4]
Property Location	New York, NY
Year Built	Jan. 01, 1900
Number of residential units	12
Initial Cost, Land	1,982,000	[1]
Initial Cost, Buildings and Improvements	608,000	[1]
Costs Capitalized Subsequent to Consolidation	389,000	[2]
Land	1,982,000
Buildings and Improvements	997,000
Total	2,979,000	[3]
Accumulated Depreciation (AD)	(376,000)
Total Cost Net of Accumulated Depreciation	2,603,000
Encumbrances	1,495,000
464-466 Amsterdam & 200-210 W. 83rd Street [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Mid Rise
Date Consolidated	Feb-07	[4]
Property Location	New York, NY
Year Built	Jan. 01, 1910
Number of residential units	72
Initial Cost, Land	25,553,000	[1]
Initial Cost, Buildings and Improvements	7,101,000	[1]
Costs Capitalized Subsequent to Consolidation	4,045,000	[2]
Land	25,552,000
Buildings and Improvements	11,147,000
Total	36,699,000	[3]
Accumulated Depreciation (AD)	(2,988,000)
Total Cost Net of Accumulated Depreciation	33,711,000
Encumbrances	19,679,000
510 East 88th Street [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	High Rise
Date Consolidated	Jan-04	[4]
Property Location	New York, NY
Year Built	Jan. 01, 1900
Number of residential units	20
Initial Cost, Land	3,163,000	[1]
Initial Cost, Buildings and Improvements	1,002,000	[1]
Costs Capitalized Subsequent to Consolidation	366,000	[2]
Land	3,163,000
Buildings and Improvements	1,368,000
Total	4,531,000	[3]
Accumulated Depreciation (AD)	(456,000)
Total Cost Net of Accumulated Depreciation	4,075,000
Encumbrances	2,460,000
514-516 East 88th Street [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	High Rise
Date Consolidated	Mar-05	[4]
Property Location	New York, NY
Year Built	Jan. 01, 1900
Number of residential units	36
Initial Cost, Land	6,282,000	[1]
Initial Cost, Buildings and Improvements	2,168,000	[1]
Costs Capitalized Subsequent to Consolidation	658,000	[2]
Land	6,282,000
Buildings and Improvements	2,826,000
Total	9,108,000	[3]
Accumulated Depreciation (AD)	(1,028,000)
Total Cost Net of Accumulated Depreciation	8,080,000
Encumbrances	4,174,000
707 Leahy [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Apr-07	[4]
Property Location	Redwood City, CA
Year Built	Jan. 01, 1973
Number of residential units	110
Initial Cost, Land	15,444,000	[1]
Initial Cost, Buildings and Improvements	7,909,000	[1]
Costs Capitalized Subsequent to Consolidation	4,692,000	[2]
Land	15,444,000
Buildings and Improvements	12,601,000
Total	28,045,000	[3]
Accumulated Depreciation (AD)	(3,828,000)
Total Cost Net of Accumulated Depreciation	24,217,000
Encumbrances	9,746,000
865 Bellevue [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Jul-00	[4]
Property Location	Nashville, TN
Year Built	Jan. 01, 1972
Number of residential units	326
Initial Cost, Land	3,562,000	[1]
Initial Cost, Buildings and Improvements	12,037,000	[1]
Costs Capitalized Subsequent to Consolidation	27,519,000	[2]
Land	3,562,000
Buildings and Improvements	39,556,000
Total	43,118,000	[3]
Accumulated Depreciation (AD)	(21,116,000)
Total Cost Net of Accumulated Depreciation	22,002,000
Encumbrances	18,437,000
Arbours of Hermitage, The [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Jul-00	[4]
Property Location	Hermitage, TN
Year Built	Jan. 01, 1972
Number of residential units	350
Initial Cost, Land	3,217,000	[1]
Initial Cost, Buildings and Improvements	12,023,000	[1]
Costs Capitalized Subsequent to Consolidation	8,394,000	[2]
Land	3,217,000
Buildings and Improvements	20,417,000
Total	23,634,000	[3]
Accumulated Depreciation (AD)	(9,547,000)
Total Cost Net of Accumulated Depreciation	14,087,000
Encumbrances	9,630,000
Auburn Glen [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden	[5]
Date Consolidated	Dec-06	[4],[5]
Property Location	Jacksonville, FL	[5]
Year Built	Jan. 01, 1974	[5]
Number of residential units	251	[5]
Initial Cost, Land	7,670,000	[1],[5]
Initial Cost, Buildings and Improvements	8,191,000	[1],[5]
Costs Capitalized Subsequent to Consolidation	3,762,000	[2],[5]
Land	7,670,000	[5]
Buildings and Improvements	6,248,000	[5]
Total	13,918,000	[3],[5]
Accumulated Depreciation (AD)	(3,988,000)	[5]
Total Cost Net of Accumulated Depreciation	9,930,000	[5]
Encumbrances	9,445,000	[5]
Bank Lofts [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	High Rise
Date Consolidated	Apr-01	[4]
Property Location	Denver, CO
Year Built	Jan. 01, 1920
Number of residential units	117
Initial Cost, Land	3,525,000	[1]
Initial Cost, Buildings and Improvements	9,045,000	[1]
Costs Capitalized Subsequent to Consolidation	2,072,000	[2]
Land	3,525,000
Buildings and Improvements	11,117,000
Total	14,642,000	[3]
Accumulated Depreciation (AD)	(5,310,000)
Total Cost Net of Accumulated Depreciation	9,332,000
Encumbrances	11,798,000
Bay Parc Plaza [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	High Rise
Date Consolidated	Sep-04	[4]
Property Location	Miami, FL
Year Built	Jan. 01, 2000
Number of residential units	471
Initial Cost, Land	22,680,000	[1]
Initial Cost, Buildings and Improvements	41,847,000	[1]
Costs Capitalized Subsequent to Consolidation	6,345,000	[2]
Land	22,680,000
Buildings and Improvements	48,192,000
Total	70,872,000	[3]
Accumulated Depreciation (AD)	(11,055,000)
Total Cost Net of Accumulated Depreciation	59,817,000
Encumbrances	45,748,000
Bay Ridge at Nashua [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Jan-03	[4]
Property Location	Nashua, NH
Year Built	Jan. 01, 1984
Number of residential units	412
Initial Cost, Land	3,262,000	[1]
Initial Cost, Buildings and Improvements	40,713,000	[1]
Costs Capitalized Subsequent to Consolidation	5,784,000	[2]
Land	3,262,000
Buildings and Improvements	46,497,000
Total	49,759,000	[3]
Accumulated Depreciation (AD)	(14,050,000)
Total Cost Net of Accumulated Depreciation	35,709,000
Encumbrances	31,154,000
Bayberry Hill Estates [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Aug-02	[4]
Property Location	Framingham, MA
Year Built	Jan. 01, 1971
Number of residential units	424
Initial Cost, Land	18,916,000	[1]
Initial Cost, Buildings and Improvements	35,945,000	[1]
Costs Capitalized Subsequent to Consolidation	12,878,000	[2]
Land	18,916,000
Buildings and Improvements	48,823,000
Total	67,739,000	[3]
Accumulated Depreciation (AD)	(17,469,000)
Total Cost Net of Accumulated Depreciation	50,270,000
Encumbrances	33,804,000
Bluffs at Pacifica, The [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Oct-06	[4]
Property Location	Pacifica, CA
Year Built	Jan. 01, 1963
Number of residential units	64
Initial Cost, Land	8,108,000	[1]
Initial Cost, Buildings and Improvements	4,132,000	[1]
Costs Capitalized Subsequent to Consolidation	13,384,000	[2]
Land	8,108,000
Buildings and Improvements	17,516,000
Total	25,624,000	[3]
Accumulated Depreciation (AD)	(6,010,000)
Total Cost Net of Accumulated Depreciation	19,614,000
Encumbrances	6,087,000
Boston Lofts [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	High Rise
Date Consolidated	Apr-01	[4]
Property Location	Denver, CO
Year Built	Jan. 01, 1890
Number of residential units	158
Initial Cost, Land	3,446,000	[1]
Initial Cost, Buildings and Improvements	20,589,000	[1]
Costs Capitalized Subsequent to Consolidation	6,068,000	[2]
Land	3,447,000
Buildings and Improvements	26,656,000
Total	30,103,000	[3]
Accumulated Depreciation (AD)	(11,519,000)
Total Cost Net of Accumulated Depreciation	18,584,000
Encumbrances	17,235,000
Boulder Creek [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Jul-94	[4]
Property Location	Boulder, CO
Year Built	Jan. 01, 1973
Number of residential units	221
Initial Cost, Land	754,000	[1]
Initial Cost, Buildings and Improvements	7,730,000	[1]
Costs Capitalized Subsequent to Consolidation	17,581,000	[2]
Land	755,000
Buildings and Improvements	25,310,000
Total	26,065,000	[3]
Accumulated Depreciation (AD)	(12,924,000)
Total Cost Net of Accumulated Depreciation	13,141,000
Encumbrances	9,686,000
Broadcast Center [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Mar-02	[4]
Property Location	Los Angeles, CA
Year Built	Jan. 01, 1990
Number of residential units	279
Initial Cost, Land	29,407,000	[1]
Initial Cost, Buildings and Improvements	41,244,000	[1]
Costs Capitalized Subsequent to Consolidation	26,890,000	[2]
Land	29,407,000
Buildings and Improvements	68,134,000
Total	97,541,000	[3]
Accumulated Depreciation (AD)	(28,874,000)
Total Cost Net of Accumulated Depreciation	68,667,000
Encumbrances	55,364,000
Broadway Lofts [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	High Rise
Date Consolidated	Sep-12	[4]
Property Location	San Diego, CA
Year Built	Jan. 01, 1909
Number of residential units	84
Initial Cost, Land	5,367,000	[1]
Initial Cost, Buildings and Improvements	14,442,000	[1]
Costs Capitalized Subsequent to Consolidation	32,000	[2]
Land	5,367,000
Buildings and Improvements	14,474,000
Total	19,841,000	[3]
Accumulated Depreciation (AD)	(223,000)
Total Cost Net of Accumulated Depreciation	19,618,000
Encumbrances	10,544,000
Buena Vista [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Mid Rise
Date Consolidated	Jan-06	[4]
Property Location	Pasadena, CA
Year Built	Jan. 01, 1973
Number of residential units	92
Initial Cost, Land	9,693,000	[1]
Initial Cost, Buildings and Improvements	6,818,000	[1]
Costs Capitalized Subsequent to Consolidation	1,342,000	[2]
Land	9,693,000
Buildings and Improvements	8,160,000
Total	17,853,000	[3]
Accumulated Depreciation (AD)	(2,130,000)
Total Cost Net of Accumulated Depreciation	15,723,000
Encumbrances	10,190,000
Burke Shire Commons [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Mar-01	[4]
Property Location	Burke, VA
Year Built	Jan. 01, 1986
Number of residential units	360
Initial Cost, Land	4,867,000	[1]
Initial Cost, Buildings and Improvements	23,617,000	[1]
Costs Capitalized Subsequent to Consolidation	4,442,000	[2]
Land	4,867,000
Buildings and Improvements	28,059,000
Total	32,926,000	[3]
Accumulated Depreciation (AD)	(12,550,000)
Total Cost Net of Accumulated Depreciation	20,376,000
Encumbrances	43,042,000
Calhoun Beach Club [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	High Rise
Date Consolidated	Dec-98	[4]
Property Location	Minneapolis, MN
Year Built	Jan. 01, 1928
Number of residential units	332
Initial Cost, Land	11,708,000	[1]
Initial Cost, Buildings and Improvements	73,334,000	[1]
Costs Capitalized Subsequent to Consolidation	49,155,000	[2]
Land	11,708,000
Buildings and Improvements	122,489,000
Total	134,197,000	[3]
Accumulated Depreciation (AD)	(53,597,000)
Total Cost Net of Accumulated Depreciation	80,600,000
Encumbrances	47,287,000
Canterbury Green [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Dec-99	[4]
Property Location	Fort Wayne, IN
Year Built	Jan. 01, 1970
Number of residential units	1,988
Initial Cost, Land	13,659,000	[1]
Initial Cost, Buildings and Improvements	73,115,000	[1]
Costs Capitalized Subsequent to Consolidation	23,576,000	[2]
Land	13,659,000
Buildings and Improvements	96,691,000
Total	110,350,000	[3]
Accumulated Depreciation (AD)	(51,486,000)
Total Cost Net of Accumulated Depreciation	58,864,000
Encumbrances	51,359,000
Canyon Terrace [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Mar-02	[4]
Property Location	Saugus, CA
Year Built	Jan. 01, 1984
Number of residential units	130
Initial Cost, Land	7,508,000	[1]
Initial Cost, Buildings and Improvements	6,601,000	[1]
Costs Capitalized Subsequent to Consolidation	6,036,000	[2]
Land	7,508,000
Buildings and Improvements	12,637,000
Total	20,145,000	[3]
Accumulated Depreciation (AD)	(5,564,000)
Total Cost Net of Accumulated Depreciation	14,581,000
Encumbrances	10,268,000
Casa del Mar at Baymeadows [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Oct-06	[4]
Property Location	Jacksonville, FL
Year Built	Jan. 01, 1984
Number of residential units	144
Initial Cost, Land	5,039,000	[1]
Initial Cost, Buildings and Improvements	10,562,000	[1]
Costs Capitalized Subsequent to Consolidation	2,022,000	[2]
Land	5,039,000
Buildings and Improvements	12,584,000
Total	17,623,000	[3]
Accumulated Depreciation (AD)	(3,477,000)
Total Cost Net of Accumulated Depreciation	14,146,000
Encumbrances	8,987,000
Cedar Rim [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Apr-00	[4]
Property Location	Newcastle, WA
Year Built	Jan. 01, 1980
Number of residential units	104
Initial Cost, Land	761,000	[1]
Initial Cost, Buildings and Improvements	5,218,000	[1]
Costs Capitalized Subsequent to Consolidation	17,057,000	[2]
Land	761,000
Buildings and Improvements	22,275,000
Total	23,036,000	[3]
Accumulated Depreciation (AD)	(17,006,000)
Total Cost Net of Accumulated Depreciation	6,030,000
Encumbrances	7,583,000
Center Square [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	High Rise
Date Consolidated	Oct-99	[4]
Property Location	Doylestown, PA
Year Built	Jan. 01, 1975
Number of residential units	350
Initial Cost, Land	582,000	[1]
Initial Cost, Buildings and Improvements	4,190,000	[1]
Costs Capitalized Subsequent to Consolidation	3,003,000	[2]
Land	582,000
Buildings and Improvements	7,193,000
Total	7,775,000	[3]
Accumulated Depreciation (AD)	(3,404,000)
Total Cost Net of Accumulated Depreciation	4,371,000
Encumbrances	13,522,000
Chestnut Hall [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	High Rise
Date Consolidated	Oct-06	[4]
Property Location	Philadelphia, PA
Year Built	Jan. 01, 1923
Number of residential units	315
Initial Cost, Land	12,338,000	[1]
Initial Cost, Buildings and Improvements	14,299,000	[1]
Costs Capitalized Subsequent to Consolidation	6,444,000	[2]
Land	12,338,000
Buildings and Improvements	20,743,000
Total	33,081,000	[3]
Accumulated Depreciation (AD)	(9,030,000)
Total Cost Net of Accumulated Depreciation	24,051,000
Encumbrances	17,632,000
Chestnut Hill Village [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Apr-00	[4]
Property Location	Philadelphia, PA
Year Built	Jan. 01, 1963
Number of residential units	821
Initial Cost, Land	6,469,000	[1]
Initial Cost, Buildings and Improvements	49,316,000	[1]
Costs Capitalized Subsequent to Consolidation	48,573,000	[2]
Land	6,469,000
Buildings and Improvements	97,889,000
Total	104,358,000	[3]
Accumulated Depreciation (AD)	(53,126,000)
Total Cost Net of Accumulated Depreciation	51,232,000
Encumbrances	57,282,000
Chimneys of Cradle Rock [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Jun-04	[4]
Property Location	Columbia, MD
Year Built	Jan. 01, 1979
Number of residential units	198
Initial Cost, Land	2,040,000	[1]
Initial Cost, Buildings and Improvements	8,108,000	[1]
Costs Capitalized Subsequent to Consolidation	1,253,000	[2]
Land	2,040,000
Buildings and Improvements	9,361,000
Total	11,401,000	[3]
Accumulated Depreciation (AD)	(3,068,000)
Total Cost Net of Accumulated Depreciation	8,333,000
Encumbrances	16,403,000
Colony at Kenilworth [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Oct-99	[4]
Property Location	Towson, MD
Year Built	Jan. 01, 1966
Number of residential units	383
Initial Cost, Land	2,403,000	[1]
Initial Cost, Buildings and Improvements	18,799,000	[1]
Costs Capitalized Subsequent to Consolidation	15,490,000	[2]
Land	2,403,000
Buildings and Improvements	34,289,000
Total	36,692,000	[3]
Accumulated Depreciation (AD)	(19,675,000)
Total Cost Net of Accumulated Depreciation	17,017,000
Encumbrances	23,432,000
Columbus Avenue [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Mid Rise
Date Consolidated	Sep-03	[4]
Property Location	New York, NY
Year Built	Jan. 01, 1880
Number of residential units	59
Initial Cost, Land	35,527,000	[1]
Initial Cost, Buildings and Improvements	9,450,000	[1]
Costs Capitalized Subsequent to Consolidation	4,365,000	[2]
Land	35,527,000
Buildings and Improvements	13,815,000
Total	49,342,000	[3]
Accumulated Depreciation (AD)	(7,281,000)
Total Cost Net of Accumulated Depreciation	42,061,000
Encumbrances	24,187,000
Creekside [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Jan-00	[4]
Property Location	Denver, CO
Year Built	Jan. 01, 1974
Number of residential units	328
Initial Cost, Land	3,189,000	[1]
Initial Cost, Buildings and Improvements	12,698,000	[1]
Costs Capitalized Subsequent to Consolidation	5,216,000	[2]
Land	3,189,000
Buildings and Improvements	17,914,000
Total	21,103,000	[3]
Accumulated Depreciation (AD)	(9,710,000)
Total Cost Net of Accumulated Depreciation	11,393,000
Encumbrances	12,610,000
Crescent at West Hollywood, The [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Mid Rise
Date Consolidated	Mar-02	[4]
Property Location	West Hollywood, CA
Year Built	Jan. 01, 1985
Number of residential units	130
Initial Cost, Land	15,765,000	[1]
Initial Cost, Buildings and Improvements	10,215,000	[1]
Costs Capitalized Subsequent to Consolidation	14,324,000	[2]
Land	15,765,000
Buildings and Improvements	24,539,000
Total	40,304,000	[3]
Accumulated Depreciation (AD)	(15,510,000)
Total Cost Net of Accumulated Depreciation	24,794,000
Encumbrances	23,872,000
Douglaston Villas and Townhomes [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Aug-99	[4]
Property Location	Altamonte Springs, FL
Year Built	Jan. 01, 1979
Number of residential units	234
Initial Cost, Land	1,666,000	[1]
Initial Cost, Buildings and Improvements	9,353,000	[1]
Costs Capitalized Subsequent to Consolidation	8,099,000	[2]
Land	1,666,000
Buildings and Improvements	17,452,000
Total	19,118,000	[3]
Accumulated Depreciation (AD)	(8,503,000)
Total Cost Net of Accumulated Depreciation	10,615,000
Encumbrances	10,101,000
Elm Creek [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Mid Rise
Date Consolidated	Dec-97	[4]
Property Location	Elmhurst, IL
Year Built	Jan. 01, 1987
Number of residential units	372
Initial Cost, Land	5,910,000	[1]
Initial Cost, Buildings and Improvements	30,830,000	[1]
Costs Capitalized Subsequent to Consolidation	21,865,000	[2]
Land	5,910,000
Buildings and Improvements	52,695,000
Total	58,605,000	[3]
Accumulated Depreciation (AD)	(24,248,000)
Total Cost Net of Accumulated Depreciation	34,357,000
Encumbrances	42,173,000
Evanston Place [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	High Rise
Date Consolidated	Dec-97	[4]
Property Location	Evanston, IL
Year Built	Jan. 01, 1990
Number of residential units	189
Initial Cost, Land	3,232,000	[1]
Initial Cost, Buildings and Improvements	25,546,000	[1]
Costs Capitalized Subsequent to Consolidation	5,888,000	[2]
Land	3,232,000
Buildings and Improvements	31,434,000
Total	34,666,000	[3]
Accumulated Depreciation (AD)	(13,064,000)
Total Cost Net of Accumulated Depreciation	21,602,000
Encumbrances	20,909,000
Farmingdale [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Mid Rise
Date Consolidated	Oct-00	[4]
Property Location	Darien, IL
Year Built	Jan. 01, 1975
Number of residential units	240
Initial Cost, Land	11,763,000	[1]
Initial Cost, Buildings and Improvements	15,174,000	[1]
Costs Capitalized Subsequent to Consolidation	9,289,000	[2]
Land	11,763,000
Buildings and Improvements	24,463,000
Total	36,226,000	[3]
Accumulated Depreciation (AD)	(12,638,000)
Total Cost Net of Accumulated Depreciation	23,588,000
Encumbrances	16,499,000
Fisherman's Wharf [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Nov-96	[4]
Property Location	Clute, TX
Year Built	Jan. 01, 1981
Number of residential units	360
Initial Cost, Land	1,257,000	[1]
Initial Cost, Buildings and Improvements	7,585,000	[1]
Costs Capitalized Subsequent to Consolidation	5,442,000	[2]
Land	1,257,000
Buildings and Improvements	13,027,000
Total	14,284,000	[3]
Accumulated Depreciation (AD)	(6,087,000)
Total Cost Net of Accumulated Depreciation	8,197,000
Encumbrances	6,670,000
Flamingo Towers [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	High Rise
Date Consolidated	Sep-97	[4]
Property Location	Miami Beach, FL
Year Built	Jan. 01, 1960
Number of residential units	1,138
Initial Cost, Land	32,239,000	[1]
Initial Cost, Buildings and Improvements	39,410,000	[1]
Costs Capitalized Subsequent to Consolidation	231,964,000	[2]
Land	32,239,000
Buildings and Improvements	271,374,000
Total	303,613,000	[3]
Accumulated Depreciation (AD)	(108,367,000)
Total Cost Net of Accumulated Depreciation	195,246,000
Encumbrances	114,596,000
Forestlake Apartments [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden	[5]
Date Consolidated	Mar-07	[4],[5]
Property Location	Daytona Beach, FL	[5]
Year Built	Jan. 01, 1982	[5]
Number of residential units	120	[5]
Initial Cost, Land	3,860,000	[1],[5]
Initial Cost, Buildings and Improvements	4,320,000	[1],[5]
Costs Capitalized Subsequent to Consolidation	652,000	[2],[5]
Land	3,860,000	[5]
Buildings and Improvements	2,858,000	[5]
Total	6,718,000	[3],[5]
Accumulated Depreciation (AD)	(1,313,000)	[5]
Total Cost Net of Accumulated Depreciation	5,405,000	[5]
Encumbrances	4,491,000	[5]
Four Quarters Habitat [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Jan-06	[4]
Property Location	Miami, FL
Year Built	Jan. 01, 1976
Number of residential units	336
Initial Cost, Land	2,379,000	[1]
Initial Cost, Buildings and Improvements	17,199,000	[1]
Costs Capitalized Subsequent to Consolidation	17,155,000	[2]
Land	2,379,000
Buildings and Improvements	34,354,000
Total	36,733,000	[3]
Accumulated Depreciation (AD)	(18,160,000)
Total Cost Net of Accumulated Depreciation	18,573,000
Encumbrances	9,478,000
Foxchase [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Dec-97	[4]
Property Location	Alexandria, VA
Year Built	Jan. 01, 1940
Number of residential units	2,113
Initial Cost, Land	15,496,000	[1]
Initial Cost, Buildings and Improvements	96,062,000	[1]
Costs Capitalized Subsequent to Consolidation	30,896,000	[2]
Land	15,496,000
Buildings and Improvements	126,958,000
Total	142,454,000	[3]
Accumulated Depreciation (AD)	(60,011,000)
Total Cost Net of Accumulated Depreciation	82,443,000
Encumbrances	212,862,000
Georgetown [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Aug-02	[4]
Property Location	Framingham, MA
Year Built	Jan. 01, 1964
Number of residential units	207
Initial Cost, Land	12,351,000	[1]
Initial Cost, Buildings and Improvements	13,168,000	[1]
Costs Capitalized Subsequent to Consolidation	1,834,000	[2]
Land	12,351,000
Buildings and Improvements	15,002,000
Total	27,353,000	[3]
Accumulated Depreciation (AD)	(5,278,000)
Total Cost Net of Accumulated Depreciation	22,075,000
Encumbrances	10,530,000
Glen at Forestlake, The (5) [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden	[5]
Date Consolidated	Mar-07	[4],[5]
Property Location	Daytona Beach, FL
Year Built	Jan. 01, 1982	[5]
Number of residential units	26	[5]
Initial Cost, Land	933,000	[1]
Initial Cost, Buildings and Improvements	862,000	[1]
Costs Capitalized Subsequent to Consolidation	201,000	[2]
Land	933,000
Buildings and Improvements	148,000
Total	1,081,000	[3]
Accumulated Depreciation (AD)	(245,000)
Total Cost Net of Accumulated Depreciation	836,000
Encumbrances	986,000
Granada [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Mid Rise
Date Consolidated	Aug-02	[4]
Property Location	Framingham, MA
Year Built	Jan. 01, 1958
Number of residential units	72
Initial Cost, Land	4,577,000	[1]
Initial Cost, Buildings and Improvements	4,057,000	[1]
Costs Capitalized Subsequent to Consolidation	811,000	[2]
Land	4,577,000
Buildings and Improvements	4,868,000
Total	9,445,000	[3]
Accumulated Depreciation (AD)	(2,272,000)
Total Cost Net of Accumulated Depreciation	7,173,000
Encumbrances	3,526,000
Grand Pointe [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Dec-99	[4]
Property Location	Columbia, MD
Year Built	Jan. 01, 1972
Number of residential units	325
Initial Cost, Land	2,714,000	[1]
Initial Cost, Buildings and Improvements	16,771,000	[1]
Costs Capitalized Subsequent to Consolidation	5,244,000	[2]
Land	2,715,000
Buildings and Improvements	22,014,000
Total	24,729,000	[3]
Accumulated Depreciation (AD)	(9,934,000)
Total Cost Net of Accumulated Depreciation	14,795,000
Encumbrances	16,046,000
Greens [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Jul-94	[4]
Property Location	Chandler, AZ
Year Built	Jan. 01, 2000
Number of residential units	324
Initial Cost, Land	2,303,000	[1]
Initial Cost, Buildings and Improvements	713,000	[1]
Costs Capitalized Subsequent to Consolidation	27,923,000	[2]
Land	2,303,000
Buildings and Improvements	28,636,000
Total	30,939,000	[3]
Accumulated Depreciation (AD)	(16,490,000)
Total Cost Net of Accumulated Depreciation	14,449,000
Encumbrances	10,353,000
Heritage Park Escondido [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Oct-00	[4]
Property Location	Escondido, CA
Year Built	Jan. 01, 1986
Number of residential units	196
Initial Cost, Land	1,055,000	[1]
Initial Cost, Buildings and Improvements	7,565,000	[1]
Costs Capitalized Subsequent to Consolidation	1,459,000	[2]
Land	1,055,000
Buildings and Improvements	9,024,000
Total	10,079,000	[3]
Accumulated Depreciation (AD)	(5,022,000)
Total Cost Net of Accumulated Depreciation	5,057,000
Encumbrances	7,299,000
Heritage Park Livermore [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Oct-00	[4]
Property Location	Livermore, CA
Year Built	Jan. 01, 1988
Number of residential units	167
Initial Cost, Land	1,039,000	[1]
Initial Cost, Buildings and Improvements	9,170,000	[1]
Costs Capitalized Subsequent to Consolidation	1,408,000	[2]
Land	1,039,000
Buildings and Improvements	10,578,000
Total	11,617,000	[3]
Accumulated Depreciation (AD)	(5,580,000)
Total Cost Net of Accumulated Depreciation	6,037,000
Encumbrances	7,532,000
Heritage Village Anaheim [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Oct-00	[4]
Property Location	Anaheim, CA
Year Built	Jan. 01, 1986
Number of residential units	196
Initial Cost, Land	1,832,000	[1]
Initial Cost, Buildings and Improvements	8,541,000	[1]
Costs Capitalized Subsequent to Consolidation	1,508,000	[2]
Land	1,832,000
Buildings and Improvements	10,049,000
Total	11,881,000	[3]
Accumulated Depreciation (AD)	(5,550,000)
Total Cost Net of Accumulated Depreciation	6,331,000
Encumbrances	8,858,000
Hidden Cove [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Jul-98	[4]
Property Location	Escondido, CA
Year Built	Jan. 01, 1983
Number of residential units	334
Initial Cost, Land	3,043,000	[1]
Initial Cost, Buildings and Improvements	17,616,000	[1]
Costs Capitalized Subsequent to Consolidation	7,203,000	[2]
Land	3,043,000
Buildings and Improvements	24,819,000
Total	27,862,000	[3]
Accumulated Depreciation (AD)	(11,867,000)
Total Cost Net of Accumulated Depreciation	15,995,000
Encumbrances	29,596,000
Hidden Cove II [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Jul-07	[4]
Property Location	Escondido, CA
Year Built	Jan. 01, 1986
Number of residential units	118
Initial Cost, Land	12,849,000	[1]
Initial Cost, Buildings and Improvements	6,530,000	[1]
Costs Capitalized Subsequent to Consolidation	6,050,000	[2]
Land	12,849,000
Buildings and Improvements	12,580,000
Total	25,429,000	[3]
Accumulated Depreciation (AD)	(5,251,000)
Total Cost Net of Accumulated Depreciation	20,178,000
Encumbrances	11,059,000
Highcrest Townhomes [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Town Home
Date Consolidated	Jan-03	[4]
Property Location	Woodridge, IL
Year Built	Jan. 01, 1968
Number of residential units	176
Initial Cost, Land	3,051,000	[1]
Initial Cost, Buildings and Improvements	13,452,000	[1]
Costs Capitalized Subsequent to Consolidation	1,127,000	[2]
Land	3,052,000
Buildings and Improvements	14,578,000
Total	17,630,000	[3]
Accumulated Depreciation (AD)	(6,575,000)
Total Cost Net of Accumulated Depreciation	11,055,000
Encumbrances	10,391,000
Hillcreste [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Mar-02	[4]
Property Location	Century City, CA
Year Built	Jan. 01, 1989
Number of residential units	315
Initial Cost, Land	35,862,000	[1]
Initial Cost, Buildings and Improvements	47,216,000	[1]
Costs Capitalized Subsequent to Consolidation	24,045,000	[2]
Land	35,862,000
Buildings and Improvements	71,261,000
Total	107,123,000	[3]
Accumulated Depreciation (AD)	(32,382,000)
Total Cost Net of Accumulated Depreciation	74,741,000
Encumbrances	71,430,000
Hillmeade [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Nov-94	[4]
Property Location	Nashville, TN
Year Built	Jan. 01, 1986
Number of residential units	288
Initial Cost, Land	2,872,000	[1]
Initial Cost, Buildings and Improvements	16,070,000	[1]
Costs Capitalized Subsequent to Consolidation	9,186,000	[2]
Land	2,872,000
Buildings and Improvements	25,256,000
Total	28,128,000	[3]
Accumulated Depreciation (AD)	(13,520,000)
Total Cost Net of Accumulated Depreciation	14,608,000
Encumbrances	17,426,000
Horizons West Apartments [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Mid Rise
Date Consolidated	Dec-06	[4]
Property Location	Pacifica, CA
Year Built	Jan. 01, 1970
Number of residential units	78
Initial Cost, Land	8,887,000	[1]
Initial Cost, Buildings and Improvements	6,377,000	[1]
Costs Capitalized Subsequent to Consolidation	1,743,000	[2]
Land	8,887,000
Buildings and Improvements	8,120,000
Total	17,007,000	[3]
Accumulated Depreciation (AD)	(2,536,000)
Total Cost Net of Accumulated Depreciation	14,471,000
Encumbrances	4,966,000
Hunt Club [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Sep-00	[4]
Property Location	Gaithersburg, MD
Year Built	Jan. 01, 1986
Number of residential units	336
Initial Cost, Land	17,859,000	[1]
Initial Cost, Buildings and Improvements	13,149,000	[1]
Costs Capitalized Subsequent to Consolidation	8,053,000	[2]
Land	17,859,000
Buildings and Improvements	21,202,000
Total	39,061,000	[3]
Accumulated Depreciation (AD)	(8,178,000)
Total Cost Net of Accumulated Depreciation	30,883,000
Encumbrances	30,842,000
Hunters Chase [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Jan-01	[4]
Property Location	Midlothian, VA
Year Built	Jan. 01, 1985
Number of residential units	320
Initial Cost, Land	7,935,000	[1]
Initial Cost, Buildings and Improvements	7,915,000	[1]
Costs Capitalized Subsequent to Consolidation	2,963,000	[2]
Land	7,935,000
Buildings and Improvements	10,878,000
Total	18,813,000	[3]
Accumulated Depreciation (AD)	(4,333,000)
Total Cost Net of Accumulated Depreciation	14,480,000
Encumbrances	15,641,000
Hunters Glen [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Oct-99	[4]
Property Location	Plainsboro, NJ
Year Built	Jan. 01, 1976
Number of residential units	896
Initial Cost, Land	8,778,000	[1]
Initial Cost, Buildings and Improvements	47,259,000	[1]
Costs Capitalized Subsequent to Consolidation	42,228,000	[2]
Land	8,779,000
Buildings and Improvements	89,486,000
Total	98,265,000	[3]
Accumulated Depreciation (AD)	(62,350,000)
Total Cost Net of Accumulated Depreciation	35,915,000
Encumbrances	65,339,000
Hyde Park Tower [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	High Rise
Date Consolidated	Oct-04	[4]
Property Location	Chicago, IL
Year Built	Jan. 01, 1990
Number of residential units	155
Initial Cost, Land	4,731,000	[1]
Initial Cost, Buildings and Improvements	14,927,000	[1]
Costs Capitalized Subsequent to Consolidation	3,136,000	[2]
Land	4,731,000
Buildings and Improvements	18,063,000
Total	22,794,000	[3]
Accumulated Depreciation (AD)	(4,290,000)
Total Cost Net of Accumulated Depreciation	18,504,000
Encumbrances	14,276,000
Independence Green [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Jan-06	[4]
Property Location	Farmington Hills, MI
Year Built	Jan. 01, 1960
Number of residential units	981
Initial Cost, Land	10,191,000	[1]
Initial Cost, Buildings and Improvements	24,586,000	[1]
Costs Capitalized Subsequent to Consolidation	23,263,000	[2]
Land	10,191,000
Buildings and Improvements	47,849,000
Total	58,040,000	[3]
Accumulated Depreciation (AD)	(19,662,000)
Total Cost Net of Accumulated Depreciation	38,378,000
Encumbrances	26,531,000
Indian Oaks [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Mar-02	[4]
Property Location	Simi Valley, CA
Year Built	Jan. 01, 1986
Number of residential units	254
Initial Cost, Land	24,523,000	[1]
Initial Cost, Buildings and Improvements	15,801,000	[1]
Costs Capitalized Subsequent to Consolidation	4,877,000	[2]
Land	24,523,000
Buildings and Improvements	20,678,000
Total	45,201,000	[3]
Accumulated Depreciation (AD)	(7,783,000)
Total Cost Net of Accumulated Depreciation	37,418,000
Encumbrances	31,725,000
Island Club [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Oct-00	[4]
Property Location	Oceanside, CA
Year Built	Jan. 01, 1986
Number of residential units	592
Initial Cost, Land	18,027,000	[1]
Initial Cost, Buildings and Improvements	28,654,000	[1]
Costs Capitalized Subsequent to Consolidation	12,955,000	[2]
Land	18,027,000
Buildings and Improvements	41,609,000
Total	59,636,000	[3]
Accumulated Depreciation (AD)	(21,126,000)
Total Cost Net of Accumulated Depreciation	38,510,000
Encumbrances	62,203,000
Key Towers [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	High Rise
Date Consolidated	Apr-01	[4]
Property Location	Alexandria, VA
Year Built	Jan. 01, 1964
Number of residential units	140
Initial Cost, Land	1,526,000	[1]
Initial Cost, Buildings and Improvements	7,050,000	[1]
Costs Capitalized Subsequent to Consolidation	5,888,000	[2]
Land	1,526,000
Buildings and Improvements	12,938,000
Total	14,464,000	[3]
Accumulated Depreciation (AD)	(7,096,000)
Total Cost Net of Accumulated Depreciation	7,368,000
Encumbrances	10,446,000
Lakeside [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Oct-99	[4]
Property Location	Lisle, IL
Year Built	Jan. 01, 1972
Number of residential units	568
Initial Cost, Land	5,840,000	[1]
Initial Cost, Buildings and Improvements	27,937,000	[1]
Costs Capitalized Subsequent to Consolidation	30,641,000	[2]
Land	5,840,000
Buildings and Improvements	58,578,000
Total	64,418,000	[3]
Accumulated Depreciation (AD)	(35,724,000)
Total Cost Net of Accumulated Depreciation	28,694,000
Encumbrances	28,250,000
Lakeside at Vinings Mountain [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Jan-00	[4]
Property Location	Atlanta, GA
Year Built	Jan. 01, 1983
Number of residential units	220
Initial Cost, Land	2,111,000	[1]
Initial Cost, Buildings and Improvements	11,862,000	[1]
Costs Capitalized Subsequent to Consolidation	15,498,000	[2]
Land	2,111,000
Buildings and Improvements	27,360,000
Total	29,471,000	[3]
Accumulated Depreciation (AD)	(17,284,000)
Total Cost Net of Accumulated Depreciation	12,187,000
Encumbrances	14,677,000
Lakeside Place [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Oct-99	[4]
Property Location	Houston, TX
Year Built	Jan. 01, 1976
Number of residential units	734
Initial Cost, Land	6,172,000	[1]
Initial Cost, Buildings and Improvements	34,151,000	[1]
Costs Capitalized Subsequent to Consolidation	16,484,000	[2]
Land	6,173,000
Buildings and Improvements	50,634,000
Total	56,807,000	[3]
Accumulated Depreciation (AD)	(25,672,000)
Total Cost Net of Accumulated Depreciation	31,135,000
Encumbrances	26,033,000
Latrobe [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	High Rise
Date Consolidated	Jan-03	[4]
Property Location	Washington, DC
Year Built	Jan. 01, 1980
Number of residential units	175
Initial Cost, Land	3,459,000	[1]
Initial Cost, Buildings and Improvements	9,103,000	[1]
Costs Capitalized Subsequent to Consolidation	15,905,000	[2]
Land	3,459,000
Buildings and Improvements	25,008,000
Total	28,467,000	[3]
Accumulated Depreciation (AD)	(16,186,000)
Total Cost Net of Accumulated Depreciation	12,281,000
Encumbrances	29,909,000
Lazy Hollow [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Apr-05	[4]
Property Location	Columbia, MD
Year Built	Jan. 01, 1979
Number of residential units	178
Initial Cost, Land	2,429,000	[1]
Initial Cost, Buildings and Improvements	12,181,000	[1]
Costs Capitalized Subsequent to Consolidation	469,000	[2]
Land	2,430,000
Buildings and Improvements	12,649,000
Total	15,079,000	[3]
Accumulated Depreciation (AD)	(5,912,000)
Total Cost Net of Accumulated Depreciation	9,167,000
Encumbrances	13,532,000
Lincoln Place Garden (5) [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden	[5]
Date Consolidated	Oct-04	[4],[5]
Property Location	Venice, CA	[5]
Year Built	Jan. 01, 1951	[5]
Number of residential units	696	[5]
Initial Cost, Land	128,332,000	[1],[5]
Initial Cost, Buildings and Improvements	10,439,000	[1],[5]
Costs Capitalized Subsequent to Consolidation	143,954,000	[2],[5]
Land	44,197,000	[5]
Buildings and Improvements	153,091,000	[5]
Total	197,288,000	[3],[5]
Accumulated Depreciation (AD)	(1,173,000)	[5]
Total Cost Net of Accumulated Depreciation	196,115,000	[5]
Encumbrances	64,822,000	[5]
Lodge at Chattahoochee, The [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Oct-99	[4]
Property Location	Sandy Springs, GA
Year Built	Jan. 01, 1970
Number of residential units	312
Initial Cost, Land	2,335,000	[1]
Initial Cost, Buildings and Improvements	16,370,000	[1]
Costs Capitalized Subsequent to Consolidation	23,245,000	[2]
Land	2,335,000
Buildings and Improvements	39,615,000
Total	41,950,000	[3]
Accumulated Depreciation (AD)	(24,237,000)
Total Cost Net of Accumulated Depreciation	17,713,000
Encumbrances	21,508,000
Los Arboles [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Sep-97	[4]
Property Location	Chandler, AZ
Year Built	Jan. 01, 1986
Number of residential units	232
Initial Cost, Land	1,662,000	[1]
Initial Cost, Buildings and Improvements	9,504,000	[1]
Costs Capitalized Subsequent to Consolidation	2,929,000	[2]
Land	1,662,000
Buildings and Improvements	12,433,000
Total	14,095,000	[3]
Accumulated Depreciation (AD)	(5,941,000)
Total Cost Net of Accumulated Depreciation	8,154,000
Encumbrances	7,797,000
Preserve at Marin [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Mid Rise
Date Consolidated	Aug-11	[4]
Property Location	Corte Madera, CA
Year Built	Jan. 01, 1964
Number of residential units	126
Initial Cost, Land	13,537,000	[1]
Initial Cost, Buildings and Improvements	30,132,000	[1]
Costs Capitalized Subsequent to Consolidation	12,449,000	[2]
Land	13,516,000
Buildings and Improvements	42,602,000
Total	56,118,000	[3]
Accumulated Depreciation (AD)	0
Total Cost Net of Accumulated Depreciation	56,118,000
Encumbrances	28,340,000
Malibu Canyon [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Mar-02	[4]
Property Location	Calabasas, CA
Year Built	Jan. 01, 1986
Number of residential units	698
Initial Cost, Land	69,834,000	[1]
Initial Cost, Buildings and Improvements	53,438,000	[1]
Costs Capitalized Subsequent to Consolidation	31,581,000	[2]
Land	69,834,000
Buildings and Improvements	85,019,000
Total	154,853,000	[3]
Accumulated Depreciation (AD)	(38,736,000)
Total Cost Net of Accumulated Depreciation	116,117,000
Encumbrances	91,634,000
Maple Bay [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Dec-99	[4]
Property Location	Virginia Beach, VA
Year Built	Jan. 01, 1971
Number of residential units	414
Initial Cost, Land	2,597,000	[1]
Initial Cost, Buildings and Improvements	16,141,000	[1]
Costs Capitalized Subsequent to Consolidation	29,353,000	[2]
Land	2,598,000
Buildings and Improvements	45,493,000
Total	48,091,000	[3]
Accumulated Depreciation (AD)	(27,300,000)
Total Cost Net of Accumulated Depreciation	20,791,000
Encumbrances	31,793,000
Mariners Cove [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Mar-02	[4]
Property Location	San Diego, CA
Year Built	Jan. 01, 1984
Number of residential units	500
Initial Cost, Land	0	[1]
Initial Cost, Buildings and Improvements	66,861,000	[1]
Costs Capitalized Subsequent to Consolidation	6,618,000	[2]
Land	0
Buildings and Improvements	73,479,000
Total	73,479,000	[3]
Accumulated Depreciation (AD)	(25,014,000)
Total Cost Net of Accumulated Depreciation	48,465,000
Encumbrances	2,964,000
Meadow Creek [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Jul-94	[4]
Property Location	Boulder, CO
Year Built	Jan. 01, 1968
Number of residential units	332
Initial Cost, Land	1,435,000	[1]
Initial Cost, Buildings and Improvements	24,533,000	[1]
Costs Capitalized Subsequent to Consolidation	5,598,000	[2]
Land	1,435,000
Buildings and Improvements	30,131,000
Total	31,566,000	[3]
Accumulated Depreciation (AD)	(14,163,000)
Total Cost Net of Accumulated Depreciation	17,403,000
Encumbrances	23,033,000
Merrill House [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	High Rise
Date Consolidated	Jan-00	[4]
Property Location	Falls Church, VA
Year Built	Jan. 01, 1964
Number of residential units	159
Initial Cost, Land	1,836,000	[1]
Initial Cost, Buildings and Improvements	10,831,000	[1]
Costs Capitalized Subsequent to Consolidation	6,692,000	[2]
Land	1,836,000
Buildings and Improvements	17,523,000
Total	19,359,000	[3]
Accumulated Depreciation (AD)	(6,848,000)
Total Cost Net of Accumulated Depreciation	12,511,000
Encumbrances	18,786,000
Monterey Grove [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Jun-08	[4]
Property Location	San Jose, CA
Year Built	Jan. 01, 1999
Number of residential units	224
Initial Cost, Land	34,325,000	[1]
Initial Cost, Buildings and Improvements	21,939,000	[1]
Costs Capitalized Subsequent to Consolidation	2,967,000	[2]
Land	34,325,000
Buildings and Improvements	24,906,000
Total	59,231,000	[3]
Accumulated Depreciation (AD)	(5,585,000)
Total Cost Net of Accumulated Depreciation	53,646,000
Encumbrances	33,929,000
Oak Park Village [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Oct-00	[4]
Property Location	Lansing, MI
Year Built	Jan. 01, 1972
Number of residential units	618
Initial Cost, Land	10,048,000	[1]
Initial Cost, Buildings and Improvements	16,771,000	[1]
Costs Capitalized Subsequent to Consolidation	6,169,000	[2]
Land	10,048,000
Buildings and Improvements	22,940,000
Total	32,988,000	[3]
Accumulated Depreciation (AD)	(12,772,000)
Total Cost Net of Accumulated Depreciation	20,216,000
Encumbrances	23,487,000
Pacific Bay Vistas (5) [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Mar-01	[4]
Property Location	San Bruno, CA
Year Built	Jan. 01, 1987
Number of residential units	308
Initial Cost, Land	28,694,000	[1]
Initial Cost, Buildings and Improvements	62,460,000	[1]
Costs Capitalized Subsequent to Consolidation	50,238,000	[2]
Land	22,994,000
Buildings and Improvements	112,698,000
Total	135,692,000	[3]
Accumulated Depreciation (AD)	(57,047,000)
Total Cost Net of Accumulated Depreciation	78,645,000
Encumbrances	38,905,000
Pacifica Park [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Jul-06	[4]
Property Location	Pacifica, CA
Year Built	Jan. 01, 1977
Number of residential units	104
Initial Cost, Land	12,970,000	[1]
Initial Cost, Buildings and Improvements	6,579,000	[1]
Costs Capitalized Subsequent to Consolidation	3,291,000	[2]
Land	12,970,000
Buildings and Improvements	9,870,000
Total	22,840,000	[3]
Accumulated Depreciation (AD)	(3,871,000)
Total Cost Net of Accumulated Depreciation	18,969,000
Encumbrances	12,342,000
Palazzo at Park La Brea, The [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Mid Rise
Date Consolidated	Feb-04	[4]
Property Location	Los Angeles, CA
Year Built	Jan. 01, 2002
Number of residential units	521
Initial Cost, Land	48,362,000	[1]
Initial Cost, Buildings and Improvements	125,464,000	[1]
Costs Capitalized Subsequent to Consolidation	17,434,000	[2]
Land	48,362,000
Buildings and Improvements	142,898,000
Total	191,260,000	[3]
Accumulated Depreciation (AD)	(46,321,000)
Total Cost Net of Accumulated Depreciation	144,939,000
Encumbrances	120,010,000
Palazzo East at Park La Brea, The [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Mid Rise
Date Consolidated	Mar-05	[4]
Property Location	Los Angeles, CA
Year Built	Jan. 01, 2005
Number of residential units	611
Initial Cost, Land	72,578,000	[1]
Initial Cost, Buildings and Improvements	136,503,000	[1]
Costs Capitalized Subsequent to Consolidation	12,632,000	[2]
Land	72,578,000
Buildings and Improvements	149,135,000
Total	221,713,000	[3]
Accumulated Depreciation (AD)	(44,594,000)
Total Cost Net of Accumulated Depreciation	177,119,000
Encumbrances	125,620,000
Paradise Palms [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Jul-94	[4]
Property Location	Phoenix, AZ
Year Built	Jan. 01, 1985
Number of residential units	130
Initial Cost, Land	647,000	[1]
Initial Cost, Buildings and Improvements	3,516,000	[1]
Costs Capitalized Subsequent to Consolidation	6,539,000	[2]
Land	647,000
Buildings and Improvements	10,055,000
Total	10,702,000	[3]
Accumulated Depreciation (AD)	(6,495,000)
Total Cost Net of Accumulated Depreciation	4,207,000
Encumbrances	6,128,000
Park Towne Place [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	High Rise
Date Consolidated	Apr-00	[4]
Property Location	Philadelphia, PA
Year Built	Jan. 01, 1959
Number of residential units	959
Initial Cost, Land	10,472,000	[1]
Initial Cost, Buildings and Improvements	47,301,000	[1]
Costs Capitalized Subsequent to Consolidation	61,039,000	[2]
Land	10,472,000
Buildings and Improvements	108,340,000
Total	118,812,000	[3]
Accumulated Depreciation (AD)	(36,968,000)
Total Cost Net of Accumulated Depreciation	81,844,000
Encumbrances	82,486,000
Parktown Townhouses [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Oct-99	[4]
Property Location	Deer Park, TX
Year Built	Jan. 01, 1968
Number of residential units	309
Initial Cost, Land	2,572,000	[1]
Initial Cost, Buildings and Improvements	12,051,000	[1]
Costs Capitalized Subsequent to Consolidation	13,281,000	[2]
Land	2,572,000
Buildings and Improvements	25,332,000
Total	27,904,000	[3]
Accumulated Depreciation (AD)	(11,940,000)
Total Cost Net of Accumulated Depreciation	15,964,000
Encumbrances	10,313,000
Parkway [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Mar-00	[4]
Property Location	Willamsburg, VA
Year Built	Jan. 01, 1971
Number of residential units	148
Initial Cost, Land	386,000	[1]
Initial Cost, Buildings and Improvements	2,834,000	[1]
Costs Capitalized Subsequent to Consolidation	2,982,000	[2]
Land	386,000
Buildings and Improvements	5,816,000
Total	6,202,000	[3]
Accumulated Depreciation (AD)	(3,397,000)
Total Cost Net of Accumulated Depreciation	2,805,000
Encumbrances	8,814,000
Pathfinder Village [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Jan-06	[4]
Property Location	Fremont, CA
Year Built	Jan. 01, 1973
Number of residential units	246
Initial Cost, Land	19,595,000	[1]
Initial Cost, Buildings and Improvements	14,838,000	[1]
Costs Capitalized Subsequent to Consolidation	9,460,000	[2]
Land	19,595,000
Buildings and Improvements	24,298,000
Total	43,893,000	[3]
Accumulated Depreciation (AD)	(7,441,000)
Total Cost Net of Accumulated Depreciation	36,452,000
Encumbrances	18,620,000
Peachtree Park [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Jan-96	[4]
Property Location	Atlanta, GA
Year Built	Jan. 01, 1969
Number of residential units	303
Initial Cost, Land	4,684,000	[1]
Initial Cost, Buildings and Improvements	11,713,000	[1]
Costs Capitalized Subsequent to Consolidation	11,360,000	[2]
Land	4,683,000
Buildings and Improvements	23,074,000
Total	27,757,000	[3]
Accumulated Depreciation (AD)	(10,950,000)
Total Cost Net of Accumulated Depreciation	16,807,000
Encumbrances	8,539,000
Peak At Vinings Mountain, The [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Jan-00	[4]
Property Location	Atlanta, GA
Year Built	Jan. 01, 1980
Number of residential units	280
Initial Cost, Land	2,651,000	[1]
Initial Cost, Buildings and Improvements	13,660,000	[1]
Costs Capitalized Subsequent to Consolidation	17,963,000	[2]
Land	2,651,000
Buildings and Improvements	31,623,000
Total	34,274,000	[3]
Accumulated Depreciation (AD)	(20,009,000)
Total Cost Net of Accumulated Depreciation	14,265,000
Encumbrances	15,506,000
Peakview Place [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Jan-00	[4]
Property Location	Englewood, CO
Year Built	Jan. 01, 1975
Number of residential units	296
Initial Cost, Land	3,442,000	[1]
Initial Cost, Buildings and Improvements	18,734,000	[1]
Costs Capitalized Subsequent to Consolidation	5,424,000	[2]
Land	3,443,000
Buildings and Improvements	24,157,000
Total	27,600,000	[3]
Accumulated Depreciation (AD)	(16,667,000)
Total Cost Net of Accumulated Depreciation	10,933,000
Encumbrances	12,246,000
Peppertree [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Mar-02	[4]
Property Location	Cypress, CA
Year Built	Jan. 01, 1971
Number of residential units	136
Initial Cost, Land	8,030,000	[1]
Initial Cost, Buildings and Improvements	5,225,000	[1]
Costs Capitalized Subsequent to Consolidation	2,303,000	[2]
Land	8,030,000
Buildings and Improvements	7,528,000
Total	15,558,000	[3]
Accumulated Depreciation (AD)	(3,330,000)
Total Cost Net of Accumulated Depreciation	12,228,000
Encumbrances	12,846,000
Pine Lake Terrace [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Mar-02	[4]
Property Location	Garden Grove, CA
Year Built	Jan. 01, 1971
Number of residential units	111
Initial Cost, Land	4,124,000	[1]
Initial Cost, Buildings and Improvements	6,035,000	[1]
Costs Capitalized Subsequent to Consolidation	1,993,000	[2]
Land	4,125,000
Buildings and Improvements	8,027,000
Total	12,152,000	[3]
Accumulated Depreciation (AD)	(3,204,000)
Total Cost Net of Accumulated Depreciation	8,948,000
Encumbrances	9,252,000
Plantation Gardens [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Oct-99	[4]
Property Location	Plantation ,FL
Year Built	Jan. 01, 1971
Number of residential units	372
Initial Cost, Land	3,773,000	[1]
Initial Cost, Buildings and Improvements	19,443,000	[1]
Costs Capitalized Subsequent to Consolidation	17,636,000	[2]
Land	3,773,000
Buildings and Improvements	37,079,000
Total	40,852,000	[3]
Accumulated Depreciation (AD)	(14,121,000)
Total Cost Net of Accumulated Depreciation	26,731,000
Encumbrances	23,048,000
Post Ridge [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Jul-00	[4]
Property Location	Nashville, TN
Year Built	Jan. 01, 1972
Number of residential units	150
Initial Cost, Land	1,883,000	[1]
Initial Cost, Buildings and Improvements	6,712,000	[1]
Costs Capitalized Subsequent to Consolidation	4,398,000	[2]
Land	1,883,000
Buildings and Improvements	11,110,000
Total	12,993,000	[3]
Accumulated Depreciation (AD)	(5,932,000)
Total Cost Net of Accumulated Depreciation	7,061,000
Encumbrances	5,781,000
Ramblewood [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Dec-99	[4]
Property Location	Wyoming, MI
Year Built	Jan. 01, 1973
Number of residential units	1,707
Initial Cost, Land	8,661,000	[1]
Initial Cost, Buildings and Improvements	61,082,000	[1]
Costs Capitalized Subsequent to Consolidation	6,781,000	[2]
Land	8,661,000
Buildings and Improvements	67,863,000
Total	76,524,000	[3]
Accumulated Depreciation (AD)	(21,557,000)
Total Cost Net of Accumulated Depreciation	54,967,000
Encumbrances	33,797,000
Ravensworth Towers [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	High Rise
Date Consolidated	Jun-04	[4]
Property Location	Annandale, VA
Year Built	Jan. 01, 1974
Number of residential units	219
Initial Cost, Land	3,455,000	[1]
Initial Cost, Buildings and Improvements	17,157,000	[1]
Costs Capitalized Subsequent to Consolidation	2,192,000	[2]
Land	3,455,000
Buildings and Improvements	19,349,000
Total	22,804,000	[3]
Accumulated Depreciation (AD)	(9,741,000)
Total Cost Net of Accumulated Depreciation	13,063,000
Encumbrances	22,692,000
Reflections [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Sep-00	[4]
Property Location	Virginia Beach, VA
Year Built	Jan. 01, 1987
Number of residential units	480
Initial Cost, Land	15,988,000	[1]
Initial Cost, Buildings and Improvements	13,684,000	[1]
Costs Capitalized Subsequent to Consolidation	4,859,000	[2]
Land	15,988,000
Buildings and Improvements	18,543,000
Total	34,531,000	[3]
Accumulated Depreciation (AD)	(8,553,000)
Total Cost Net of Accumulated Depreciation	25,978,000
Encumbrances	30,845,000
Regency Oaks [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Oct-99	[4]
Property Location	Fern Park, FL
Year Built	Jan. 01, 1961
Number of residential units	343
Initial Cost, Land	1,832,000	[1]
Initial Cost, Buildings and Improvements	9,905,000	[1]
Costs Capitalized Subsequent to Consolidation	10,281,000	[2]
Land	1,832,000
Buildings and Improvements	20,186,000
Total	22,018,000	[3]
Accumulated Depreciation (AD)	(12,160,000)
Total Cost Net of Accumulated Depreciation	9,858,000
Encumbrances	10,636,000
Remington at Ponte Vedra Lakes [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Dec-06	[4]
Property Location	Ponte Vedra Beach, FL
Year Built	Jan. 01, 1986
Number of residential units	344
Initial Cost, Land	18,795,000	[1]
Initial Cost, Buildings and Improvements	18,650,000	[1]
Costs Capitalized Subsequent to Consolidation	4,033,000	[2]
Land	18,795,000
Buildings and Improvements	22,683,000
Total	41,478,000	[3]
Accumulated Depreciation (AD)	(6,713,000)
Total Cost Net of Accumulated Depreciation	34,765,000
Encumbrances	23,583,000
River Club, The [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Apr-05	[4]
Property Location	Edgewater, NJ
Year Built	Jan. 01, 1998
Number of residential units	266
Initial Cost, Land	30,579,000	[1]
Initial Cost, Buildings and Improvements	30,638,000	[1]
Costs Capitalized Subsequent to Consolidation	2,491,000	[2]
Land	30,579,000
Buildings and Improvements	33,129,000
Total	63,708,000	[3]
Accumulated Depreciation (AD)	(10,108,000)
Total Cost Net of Accumulated Depreciation	53,600,000
Encumbrances	34,762,000
River Reach [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Sep-00	[4]
Property Location	Naples, FL
Year Built	Jan. 01, 1986
Number of residential units	556
Initial Cost, Land	17,728,000	[1]
Initial Cost, Buildings and Improvements	18,337,000	[1]
Costs Capitalized Subsequent to Consolidation	7,439,000	[2]
Land	17,728,000
Buildings and Improvements	25,776,000
Total	43,504,000	[3]
Accumulated Depreciation (AD)	(12,498,000)
Total Cost Net of Accumulated Depreciation	31,006,000
Encumbrances	27,158,000
Riverloft [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	High Rise
Date Consolidated	Oct-99	[4]
Property Location	Philadelphia, PA
Year Built	Jan. 01, 1910
Number of residential units	184
Initial Cost, Land	2,120,000	[1]
Initial Cost, Buildings and Improvements	11,287,000	[1]
Costs Capitalized Subsequent to Consolidation	27,400,000	[2]
Land	2,120,000
Buildings and Improvements	38,687,000
Total	40,807,000	[3]
Accumulated Depreciation (AD)	(14,123,000)
Total Cost Net of Accumulated Depreciation	26,684,000
Encumbrances	16,545,000
Riverside [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	High Rise
Date Consolidated	Apr-00	[4]
Property Location	Alexandria ,VA
Year Built	Jan. 01, 1973
Number of residential units	1,222
Initial Cost, Land	10,493,000	[1]
Initial Cost, Buildings and Improvements	65,474,000	[1]
Costs Capitalized Subsequent to Consolidation	84,296,000	[2]
Land	10,492,000
Buildings and Improvements	149,771,000
Total	160,263,000	[3]
Accumulated Depreciation (AD)	(96,634,000)
Total Cost Net of Accumulated Depreciation	63,629,000
Encumbrances	104,015,000
Rosewood [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Mar-02	[4]
Property Location	Camarillo, CA
Year Built	Jan. 01, 1976
Number of residential units	152
Initial Cost, Land	12,430,000	[1]
Initial Cost, Buildings and Improvements	8,060,000	[1]
Costs Capitalized Subsequent to Consolidation	3,712,000	[2]
Land	12,430,000
Buildings and Improvements	11,772,000
Total	24,202,000	[3]
Accumulated Depreciation (AD)	(4,133,000)
Total Cost Net of Accumulated Depreciation	20,069,000
Encumbrances	17,473,000
Royal Crest Estates [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Aug-02	[4]
Property Location	Warwick, RI
Year Built	Jan. 01, 1972
Number of residential units	492
Initial Cost, Land	22,433,000	[1]
Initial Cost, Buildings and Improvements	24,095,000	[1]
Costs Capitalized Subsequent to Consolidation	4,888,000	[2]
Land	22,433,000
Buildings and Improvements	28,983,000
Total	51,416,000	[3]
Accumulated Depreciation (AD)	(14,530,000)
Total Cost Net of Accumulated Depreciation	36,886,000
Encumbrances	36,429,000
Royal Crest Estates [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Aug-02	[4]
Property Location	Fall River, MA
Year Built	Jan. 01, 1974
Number of residential units	216
Initial Cost, Land	5,833,000	[1]
Initial Cost, Buildings and Improvements	12,044,000	[1]
Costs Capitalized Subsequent to Consolidation	970,000	[2]
Land	5,832,000
Buildings and Improvements	13,015,000
Total	18,847,000	[3]
Accumulated Depreciation (AD)	(5,872,000)
Total Cost Net of Accumulated Depreciation	12,975,000
Encumbrances	10,640,000
Royal Crest Estates [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Aug-02	[4]
Property Location	Nashua, NH
Year Built	Jan. 01, 1970
Number of residential units	902
Initial Cost, Land	68,230,000	[1]
Initial Cost, Buildings and Improvements	45,562,000	[1]
Costs Capitalized Subsequent to Consolidation	9,099,000	[2]
Land	68,231,000
Buildings and Improvements	54,660,000
Total	122,891,000	[3]
Accumulated Depreciation (AD)	(29,633,000)
Total Cost Net of Accumulated Depreciation	93,258,000
Encumbrances	42,546,000
Royal Crest Estates [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Aug-02	[4]
Property Location	Marlborough, MA
Year Built	Jan. 01, 1970
Number of residential units	473
Initial Cost, Land	25,178,000	[1]
Initial Cost, Buildings and Improvements	28,786,000	[1]
Costs Capitalized Subsequent to Consolidation	4,276,000	[2]
Land	25,178,000
Buildings and Improvements	33,062,000
Total	58,240,000	[3]
Accumulated Depreciation (AD)	(15,140,000)
Total Cost Net of Accumulated Depreciation	43,100,000
Encumbrances	33,948,000
Royal Crest Estates [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Aug-02	[4]
Property Location	North Andover, MA
Year Built	Jan. 01, 1970
Number of residential units	588
Initial Cost, Land	51,292,000	[1]
Initial Cost, Buildings and Improvements	36,807,000	[1]
Costs Capitalized Subsequent to Consolidation	13,047,000	[2]
Land	51,292,000
Buildings and Improvements	49,854,000
Total	101,146,000	[3]
Accumulated Depreciation (AD)	(20,209,000)
Total Cost Net of Accumulated Depreciation	80,937,000
Encumbrances	59,402,000
Runaway Bay [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Oct-00	[4]
Property Location	Lantana, FL
Year Built	Jan. 01, 1987
Number of residential units	404
Initial Cost, Land	5,935,000	[1]
Initial Cost, Buildings and Improvements	16,052,000	[1]
Costs Capitalized Subsequent to Consolidation	7,960,000	[2]
Land	5,934,000
Buildings and Improvements	24,013,000
Total	29,947,000	[3]
Accumulated Depreciation (AD)	(10,476,000)
Total Cost Net of Accumulated Depreciation	19,471,000
Encumbrances	20,958,000
San Melia [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Mar-12	[4]
Property Location	Phoenix, AZ
Year Built	Jan. 01, 1998
Number of residential units	488
Initial Cost, Land	16,631,000	[1]
Initial Cost, Buildings and Improvements	55,679,000	[1]
Costs Capitalized Subsequent to Consolidation	1,872,000	[2]
Land	16,631,000
Buildings and Improvements	57,551,000
Total	74,182,000	[3]
Accumulated Depreciation (AD)	(1,572,000)
Total Cost Net of Accumulated Depreciation	72,610,000
Encumbrances	32,505,000
Savannah Trace [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Mar-01	[4]
Property Location	Shaumburg, IL
Year Built	Jan. 01, 1986
Number of residential units	368
Initial Cost, Land	13,960,000	[1]
Initial Cost, Buildings and Improvements	20,732,000	[1]
Costs Capitalized Subsequent to Consolidation	3,660,000	[2]
Land	13,960,000
Buildings and Improvements	24,392,000
Total	38,352,000	[3]
Accumulated Depreciation (AD)	(10,260,000)
Total Cost Net of Accumulated Depreciation	28,092,000
Encumbrances	25,373,000
Scotchollow [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Jan-06	[4]
Property Location	San Mateo, CA
Year Built	Jan. 01, 1971
Number of residential units	418
Initial Cost, Land	49,475,000	[1]
Initial Cost, Buildings and Improvements	17,756,000	[1]
Costs Capitalized Subsequent to Consolidation	10,477,000	[2]
Land	49,474,000
Buildings and Improvements	28,234,000
Total	77,708,000	[3]
Accumulated Depreciation (AD)	(9,100,000)
Total Cost Net of Accumulated Depreciation	68,608,000
Encumbrances	47,616,000
Shenandoah Crossing [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Sep-00	[4]
Property Location	Fairfax, VA
Year Built	Jan. 01, 1984
Number of residential units	640
Initial Cost, Land	18,200,000	[1]
Initial Cost, Buildings and Improvements	57,198,000	[1]
Costs Capitalized Subsequent to Consolidation	15,504,000	[2]
Land	18,200,000
Buildings and Improvements	72,702,000
Total	90,902,000	[3]
Accumulated Depreciation (AD)	(36,570,000)
Total Cost Net of Accumulated Depreciation	54,332,000
Encumbrances	66,168,000
Signal Pointe [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Oct-99	[4]
Property Location	Winter Park, FL
Year Built	Jan. 01, 1969
Number of residential units	368
Initial Cost, Land	2,392,000	[1]
Initial Cost, Buildings and Improvements	11,358,000	[1]
Costs Capitalized Subsequent to Consolidation	26,088,000	[2]
Land	2,392,000
Buildings and Improvements	37,446,000
Total	39,838,000	[3]
Accumulated Depreciation (AD)	(22,780,000)
Total Cost Net of Accumulated Depreciation	17,058,000
Encumbrances	18,136,000
Signature Point [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Nov-96	[4]
Property Location	League City, TX
Year Built	Jan. 01, 1994
Number of residential units	304
Initial Cost, Land	2,810,000	[1]
Initial Cost, Buildings and Improvements	17,579,000	[1]
Costs Capitalized Subsequent to Consolidation	2,713,000	[2]
Land	2,810,000
Buildings and Improvements	20,292,000
Total	23,102,000	[3]
Accumulated Depreciation (AD)	(8,003,000)
Total Cost Net of Accumulated Depreciation	15,099,000
Encumbrances	9,025,000
Springwoods at Lake Ridge [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Jul-02	[4]
Property Location	Woodbridge, VA
Year Built	Jan. 01, 1984
Number of residential units	180
Initial Cost, Land	5,587,000	[1]
Initial Cost, Buildings and Improvements	7,284,000	[1]
Costs Capitalized Subsequent to Consolidation	2,848,000	[2]
Land	5,587,000
Buildings and Improvements	10,132,000
Total	15,719,000	[3]
Accumulated Depreciation (AD)	(2,300,000)
Total Cost Net of Accumulated Depreciation	13,419,000
Encumbrances	13,703,000
Spyglass at Cedar Cove [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Sep-00	[4]
Property Location	Lexington Park, MD
Year Built	Jan. 01, 1985
Number of residential units	152
Initial Cost, Land	3,241,000	[1]
Initial Cost, Buildings and Improvements	5,094,000	[1]
Costs Capitalized Subsequent to Consolidation	2,840,000	[2]
Land	3,241,000
Buildings and Improvements	7,934,000
Total	11,175,000	[3]
Accumulated Depreciation (AD)	(4,050,000)
Total Cost Net of Accumulated Depreciation	7,125,000
Encumbrances	10,049,000
Stafford [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	High Rise
Date Consolidated	Oct-02	[4]
Property Location	Baltimore, MD
Year Built	Jan. 01, 1889
Number of residential units	96
Initial Cost, Land	562,000	[1]
Initial Cost, Buildings and Improvements	4,033,000	[1]
Costs Capitalized Subsequent to Consolidation	3,964,000	[2]
Land	562,000
Buildings and Improvements	7,997,000
Total	8,559,000	[3]
Accumulated Depreciation (AD)	(4,929,000)
Total Cost Net of Accumulated Depreciation	3,630,000
Encumbrances	4,124,000
Steeplechase [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Jul-02	[4]
Property Location	Plano, TX
Year Built	Jan. 01, 1985
Number of residential units	368
Initial Cost, Land	7,056,000	[1]
Initial Cost, Buildings and Improvements	10,510,000	[1]
Costs Capitalized Subsequent to Consolidation	6,788,000	[2]
Land	7,056,000
Buildings and Improvements	17,298,000
Total	24,354,000	[3]
Accumulated Depreciation (AD)	(7,977,000)
Total Cost Net of Accumulated Depreciation	16,377,000
Encumbrances	16,167,000
Steeplechase [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Sep-00	[4]
Property Location	Largo, MD
Year Built	Jan. 01, 1986
Number of residential units	240
Initial Cost, Land	3,675,000	[1]
Initial Cost, Buildings and Improvements	16,111,000	[1]
Costs Capitalized Subsequent to Consolidation	3,808,000	[2]
Land	3,675,000
Buildings and Improvements	19,919,000
Total	23,594,000	[3]
Accumulated Depreciation (AD)	(9,086,000)
Total Cost Net of Accumulated Depreciation	14,508,000
Encumbrances	22,633,000
Sterling Apartment Homes, The [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Oct-99	[4]
Property Location	Philadelphia, PA
Year Built	Jan. 01, 1961
Number of residential units	537
Initial Cost, Land	8,871,000	[1]
Initial Cost, Buildings and Improvements	55,365,000	[1]
Costs Capitalized Subsequent to Consolidation	24,749,000	[2]
Land	8,871,000
Buildings and Improvements	80,114,000
Total	88,985,000	[3]
Accumulated Depreciation (AD)	(39,920,000)
Total Cost Net of Accumulated Depreciation	49,065,000
Encumbrances	74,295,000
Stone Creek Club [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Sep-00	[4]
Property Location	Germantown, MD
Year Built	Jan. 01, 1984
Number of residential units	240
Initial Cost, Land	13,593,000	[1]
Initial Cost, Buildings and Improvements	9,347,000	[1]
Costs Capitalized Subsequent to Consolidation	5,876,000	[2]
Land	13,593,000
Buildings and Improvements	15,223,000
Total	28,816,000	[3]
Accumulated Depreciation (AD)	(7,613,000)
Total Cost Net of Accumulated Depreciation	21,203,000
Encumbrances	23,879,000
Tamarac Village [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Apr-00	[4]
Property Location	Denver, CO
Year Built	Jan. 01, 1979
Number of residential units	564
Initial Cost, Land	4,224,000	[1]
Initial Cost, Buildings and Improvements	23,491,000	[1]
Costs Capitalized Subsequent to Consolidation	8,931,000	[2]
Land	4,223,000
Buildings and Improvements	32,423,000
Total	36,646,000	[3]
Accumulated Depreciation (AD)	(18,734,000)
Total Cost Net of Accumulated Depreciation	17,912,000
Encumbrances	17,816,000
Towers Of Westchester Park, The [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	High Rise
Date Consolidated	Jan-06	[4]
Property Location	College Park, MD
Year Built	Jan. 01, 1972
Number of residential units	303
Initial Cost, Land	15,198,000	[1]
Initial Cost, Buildings and Improvements	22,029,000	[1]
Costs Capitalized Subsequent to Consolidation	7,977,000	[2]
Land	15,198,000
Buildings and Improvements	30,006,000
Total	45,204,000	[3]
Accumulated Depreciation (AD)	(8,120,000)
Total Cost Net of Accumulated Depreciation	37,084,000
Encumbrances	26,418,000
Township At Highlands [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Town Home
Date Consolidated	Nov-96	[4]
Property Location	Centennial, CO
Year Built	Jan. 01, 1985
Number of residential units	161
Initial Cost, Land	1,536,000	[1]
Initial Cost, Buildings and Improvements	9,773,000	[1]
Costs Capitalized Subsequent to Consolidation	6,333,000	[2]
Land	1,536,000
Buildings and Improvements	16,106,000
Total	17,642,000	[3]
Accumulated Depreciation (AD)	(8,501,000)
Total Cost Net of Accumulated Depreciation	9,141,000
Encumbrances	15,768,000
Twin Lake Towers [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	High Rise
Date Consolidated	Oct-99	[4]
Property Location	Westmont, IL
Year Built	Jan. 01, 1969
Number of residential units	399
Initial Cost, Land	3,268,000	[1]
Initial Cost, Buildings and Improvements	18,763,000	[1]
Costs Capitalized Subsequent to Consolidation	36,907,000	[2]
Land	3,268,000
Buildings and Improvements	55,670,000
Total	58,938,000	[3]
Accumulated Depreciation (AD)	(35,927,000)
Total Cost Net of Accumulated Depreciation	23,011,000
Encumbrances	25,982,000
Twin Lakes [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Apr-00	[4]
Property Location	Palm Harbor, FL
Year Built	Jan. 01, 1986
Number of residential units	262
Initial Cost, Land	2,063,000	[1]
Initial Cost, Buildings and Improvements	12,850,000	[1]
Costs Capitalized Subsequent to Consolidation	5,671,000	[2]
Land	2,063,000
Buildings and Improvements	18,521,000
Total	20,584,000	[3]
Accumulated Depreciation (AD)	(10,542,000)
Total Cost Net of Accumulated Depreciation	10,042,000
Encumbrances	12,204,000
Vantage Pointe [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Mid Rise
Date Consolidated	Aug-02	[4]
Property Location	Swampscott, MA
Year Built	Jan. 01, 1987
Number of residential units	96
Initial Cost, Land	4,748,000	[1]
Initial Cost, Buildings and Improvements	10,089,000	[1]
Costs Capitalized Subsequent to Consolidation	730,000	[2]
Land	4,749,000
Buildings and Improvements	10,818,000
Total	15,567,000	[3]
Accumulated Depreciation (AD)	(3,472,000)
Total Cost Net of Accumulated Depreciation	12,095,000
Encumbrances	6,092,000
Verandahs at Hunt Club [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Jul-02	[4]
Property Location	Apopka, FL
Year Built	Jan. 01, 1985
Number of residential units	210
Initial Cost, Land	2,286,000	[1]
Initial Cost, Buildings and Improvements	7,724,000	[1]
Costs Capitalized Subsequent to Consolidation	2,794,000	[2]
Land	2,286,000
Buildings and Improvements	10,518,000
Total	12,804,000	[3]
Accumulated Depreciation (AD)	(3,765,000)
Total Cost Net of Accumulated Depreciation	9,039,000
Encumbrances	10,503,000
Views at Vinings Mountain, The [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Jan-06	[4]
Property Location	Atlanta, GA
Year Built	Jan. 01, 1983
Number of residential units	180
Initial Cost, Land	610,000	[1]
Initial Cost, Buildings and Improvements	5,026,000	[1]
Costs Capitalized Subsequent to Consolidation	12,028,000	[2]
Land	610,000
Buildings and Improvements	17,054,000
Total	17,664,000	[3]
Accumulated Depreciation (AD)	(13,304,000)
Total Cost Net of Accumulated Depreciation	4,360,000
Encumbrances	13,186,000
Villa Del Sol [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Mar-02	[4]
Property Location	Norwalk, CA
Year Built	Jan. 01, 1972
Number of residential units	120
Initial Cost, Land	7,476,000	[1]
Initial Cost, Buildings and Improvements	4,861,000	[1]
Costs Capitalized Subsequent to Consolidation	2,299,000	[2]
Land	7,476,000
Buildings and Improvements	7,160,000
Total	14,636,000	[3]
Accumulated Depreciation (AD)	(3,410,000)
Total Cost Net of Accumulated Depreciation	11,226,000
Encumbrances	11,792,000
Village in the Woods [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Jan-00	[4]
Property Location	Cypress, TX
Year Built	Jan. 01, 1983
Number of residential units	530
Initial Cost, Land	3,463,000	[1]
Initial Cost, Buildings and Improvements	15,787,000	[1]
Costs Capitalized Subsequent to Consolidation	10,447,000	[2]
Land	3,463,000
Buildings and Improvements	26,234,000
Total	29,697,000	[3]
Accumulated Depreciation (AD)	(15,610,000)
Total Cost Net of Accumulated Depreciation	14,087,000
Encumbrances	18,802,000
Village of Pennbrook [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Oct-98	[4]
Property Location	Levittown, PA
Year Built	Jan. 01, 1969
Number of residential units	722
Initial Cost, Land	10,240,000	[1]
Initial Cost, Buildings and Improvements	38,222,000	[1]
Costs Capitalized Subsequent to Consolidation	13,052,000	[2]
Land	10,240,000
Buildings and Improvements	51,274,000
Total	61,514,000	[3]
Accumulated Depreciation (AD)	(27,022,000)
Total Cost Net of Accumulated Depreciation	34,492,000
Encumbrances	46,442,000
Villages of Baymeadows [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Oct-99	[4]
Property Location	Jacksonville, FL
Year Built	Jan. 01, 1972
Number of residential units	904
Initial Cost, Land	4,860,000	[1]
Initial Cost, Buildings and Improvements	33,956,000	[1]
Costs Capitalized Subsequent to Consolidation	54,483,000	[2]
Land	4,860,000
Buildings and Improvements	88,439,000
Total	93,299,000	[3]
Accumulated Depreciation (AD)	(53,876,000)
Total Cost Net of Accumulated Depreciation	39,423,000
Encumbrances	0
Villas at Park La Brea, The [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Mar-02	[4]
Property Location	Los Angeles, CA
Year Built	Jan. 01, 2002
Number of residential units	250
Initial Cost, Land	8,630,000	[1]
Initial Cost, Buildings and Improvements	48,871,000	[1]
Costs Capitalized Subsequent to Consolidation	4,669,000	[2]
Land	8,630,000
Buildings and Improvements	53,540,000
Total	62,170,000	[3]
Accumulated Depreciation (AD)	(19,055,000)
Total Cost Net of Accumulated Depreciation	43,115,000
Encumbrances	25,414,000
Vista Del Lagos [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Dec-97	[4]
Property Location	Chandler, AZ
Year Built	Jan. 01, 1986
Number of residential units	200
Initial Cost, Land	804,000	[1]
Initial Cost, Buildings and Improvements	4,951,000	[1]
Costs Capitalized Subsequent to Consolidation	3,389,000	[2]
Land	804,000
Buildings and Improvements	8,340,000
Total	9,144,000	[3]
Accumulated Depreciation (AD)	(3,492,000)
Total Cost Net of Accumulated Depreciation	5,652,000
Encumbrances	11,259,000
Waterford Village [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Aug-02	[4]
Property Location	Bridgewater, MA
Year Built	Jan. 01, 1971
Number of residential units	588
Initial Cost, Land	29,110,000	[1]
Initial Cost, Buildings and Improvements	28,101,000	[1]
Costs Capitalized Subsequent to Consolidation	2,798,000	[2]
Land	29,110,000
Buildings and Improvements	30,899,000
Total	60,009,000	[3]
Accumulated Depreciation (AD)	(18,306,000)
Total Cost Net of Accumulated Depreciation	41,703,000
Encumbrances	39,141,000
Waterways Village [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Jun-97	[4]
Property Location	Aventura, FL
Year Built	Jan. 01, 1994
Number of residential units	180
Initial Cost, Land	4,504,000	[1]
Initial Cost, Buildings and Improvements	11,064,000	[1]
Costs Capitalized Subsequent to Consolidation	3,935,000	[2]
Land	4,504,000
Buildings and Improvements	14,999,000
Total	19,503,000	[3]
Accumulated Depreciation (AD)	(7,049,000)
Total Cost Net of Accumulated Depreciation	12,454,000
Encumbrances	4,866,000
Waverly Apartments [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Aug-08	[4]
Property Location	Brighton, MA
Year Built	Jan. 01, 1970
Number of residential units	103
Initial Cost, Land	7,920,000	[1]
Initial Cost, Buildings and Improvements	11,347,000	[1]
Costs Capitalized Subsequent to Consolidation	1,374,000	[2]
Land	7,920,000
Buildings and Improvements	12,721,000
Total	20,641,000	[3]
Accumulated Depreciation (AD)	(2,531,000)
Total Cost Net of Accumulated Depreciation	18,110,000
Encumbrances	12,860,000
West Winds [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Oct-02	[4]
Property Location	Orlando, FL
Year Built	Jan. 01, 1985
Number of residential units	272
Initial Cost, Land	2,332,000	[1]
Initial Cost, Buildings and Improvements	11,481,000	[1]
Costs Capitalized Subsequent to Consolidation	3,071,000	[2]
Land	2,332,000
Buildings and Improvements	14,552,000
Total	16,884,000	[3]
Accumulated Depreciation (AD)	(5,939,000)
Total Cost Net of Accumulated Depreciation	10,945,000
Encumbrances	12,123,000
Wexford Village [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Aug-02	[4]
Property Location	Worcester, MA
Year Built	Jan. 01, 1974
Number of residential units	264
Initial Cost, Land	6,339,000	[1]
Initial Cost, Buildings and Improvements	17,939,000	[1]
Costs Capitalized Subsequent to Consolidation	1,185,000	[2]
Land	6,339,000
Buildings and Improvements	19,124,000
Total	25,463,000	[3]
Accumulated Depreciation (AD)	(8,347,000)
Total Cost Net of Accumulated Depreciation	17,116,000
Encumbrances	11,837,000
Willow Bend [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	May-98	[4]
Property Location	Rolling Meadows, IL
Year Built	Jan. 01, 1969
Number of residential units	328
Initial Cost, Land	2,717,000	[1]
Initial Cost, Buildings and Improvements	15,437,000	[1]
Costs Capitalized Subsequent to Consolidation	25,425,000	[2]
Land	2,717,000
Buildings and Improvements	40,862,000
Total	43,579,000	[3]
Accumulated Depreciation (AD)	(24,755,000)
Total Cost Net of Accumulated Depreciation	18,824,000
Encumbrances	19,026,000
Windrift [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Mar-01	[4]
Property Location	Oceanside, CA
Year Built	Jan. 01, 1987
Number of residential units	404
Initial Cost, Land	24,960,000	[1]
Initial Cost, Buildings and Improvements	17,590,000	[1]
Costs Capitalized Subsequent to Consolidation	19,358,000	[2]
Land	24,960,000
Buildings and Improvements	36,948,000
Total	61,908,000	[3]
Accumulated Depreciation (AD)	(22,890,000)
Total Cost Net of Accumulated Depreciation	39,018,000
Encumbrances	43,305,000
Windrift [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Oct-00	[4]
Property Location	Orlando, FL
Year Built	Jan. 01, 1987
Number of residential units	288
Initial Cost, Land	3,696,000	[1]
Initial Cost, Buildings and Improvements	10,029,000	[1]
Costs Capitalized Subsequent to Consolidation	5,372,000	[2]
Land	3,696,000
Buildings and Improvements	15,401,000
Total	19,097,000	[3]
Accumulated Depreciation (AD)	(6,787,000)
Total Cost Net of Accumulated Depreciation	12,310,000
Encumbrances	16,288,000
Windsor Crossing [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Mar-00	[4]
Property Location	Newport News, VA
Year Built	Jan. 01, 1978
Number of residential units	156
Initial Cost, Land	131,000	[1]
Initial Cost, Buildings and Improvements	2,110,000	[1]
Costs Capitalized Subsequent to Consolidation	2,599,000	[2]
Land	131,000
Buildings and Improvements	4,709,000
Total	4,840,000	[3]
Accumulated Depreciation (AD)	(2,477,000)
Total Cost Net of Accumulated Depreciation	2,363,000
Encumbrances	1,281,000
Windsor Park [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Mar-01	[4]
Property Location	Woodbridge, VA
Year Built	Jan. 01, 1987
Number of residential units	220
Initial Cost, Land	4,279,000	[1]
Initial Cost, Buildings and Improvements	15,970,000	[1]
Costs Capitalized Subsequent to Consolidation	3,943,000	[2]
Land	4,279,000
Buildings and Improvements	19,913,000
Total	24,192,000	[3]
Accumulated Depreciation (AD)	(7,835,000)
Total Cost Net of Accumulated Depreciation	16,357,000
Encumbrances	18,849,000
Woodcreek [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Oct-02	[4]
Property Location	Mesa, AZ
Year Built	Jan. 01, 1985
Number of residential units	432
Initial Cost, Land	2,431,000	[1]
Initial Cost, Buildings and Improvements	15,885,000	[1]
Costs Capitalized Subsequent to Consolidation	4,427,000	[2]
Land	2,431,000
Buildings and Improvements	20,312,000
Total	22,743,000	[3]
Accumulated Depreciation (AD)	(12,286,000)
Total Cost Net of Accumulated Depreciation	10,457,000
Encumbrances	18,549,000
Woods of williamsburg [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Jan-06	[4]
Property Location	Williamsburg, VA
Year Built	Jan. 01, 1976
Number of residential units	125
Initial Cost, Land	798,000	[1]
Initial Cost, Buildings and Improvements	3,657,000	[1]
Costs Capitalized Subsequent to Consolidation	1,274,000	[2]
Land	798,000
Buildings and Improvements	4,931,000
Total	5,729,000	[3]
Accumulated Depreciation (AD)	(3,581,000)
Total Cost Net of Accumulated Depreciation	2,148,000
Encumbrances	871,000
Yacht Club at Brickell [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	High Rise
Date Consolidated	Dec-03	[4]
Property Location	Miami, FL
Year Built	Jan. 01, 1998
Number of residential units	357
Initial Cost, Land	31,362,000	[1]
Initial Cost, Buildings and Improvements	32,214,000	[1]
Costs Capitalized Subsequent to Consolidation	7,464,000	[2]
Land	31,363,000
Buildings and Improvements	39,677,000
Total	71,040,000	[3]
Accumulated Depreciation (AD)	(9,835,000)
Total Cost Net of Accumulated Depreciation	61,205,000
Encumbrances	49,919,000
Yorktown Apartments [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	High Rise
Date Consolidated	Dec-99	[4]
Property Location	Lombard, IL
Year Built	Jan. 01, 1971
Number of residential units	364
Initial Cost, Land	3,055,000	[1]
Initial Cost, Buildings and Improvements	18,162,000	[1]
Costs Capitalized Subsequent to Consolidation	32,468,000	[2]
Land	3,055,000
Buildings and Improvements	50,630,000
Total	53,685,000	[3]
Accumulated Depreciation (AD)	(18,066,000)
Total Cost Net of Accumulated Depreciation	35,619,000
Encumbrances	24,698,000
Total Affordable Properties [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Number of residential units	10,370
Initial Cost, Land	59,746,000	[1]
Initial Cost, Buildings and Improvements	487,870,000	[1]
Costs Capitalized Subsequent to Consolidation	362,479,000	[2]
Land	59,751,000
Buildings and Improvements	849,812,000
Total	909,563,000	[3]
Accumulated Depreciation (AD)	(401,608,000)
Total Cost Net of Accumulated Depreciation	507,955,000
Encumbrances	461,691,000
All Hallows [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Jan-06	[4]
Property Location	San Francisco, CA
Year Built	Jan. 01, 1976
Number of residential units	157
Initial Cost, Land	1,338,000	[1]
Initial Cost, Buildings and Improvements	29,770,000	[1]
Costs Capitalized Subsequent to Consolidation	20,750,000	[2]
Land	1,338,000
Buildings and Improvements	50,520,000
Total	51,858,000	[3]
Accumulated Depreciation (AD)	(23,604,000)
Total Cost Net of Accumulated Depreciation	28,254,000
Encumbrances	22,936,000
Antioch Towers [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	High Rise
Date Consolidated	Jan-10	[4]
Property Location	Cleveland, OH
Year Built	Jan. 01, 1976
Number of residential units	171
Initial Cost, Land	720,000	[1]
Initial Cost, Buildings and Improvements	8,802,000	[1]
Costs Capitalized Subsequent to Consolidation	357,000	[2]
Land	720,000
Buildings and Improvements	9,159,000
Total	9,879,000	[3]
Accumulated Depreciation (AD)	(3,083,000)
Total Cost Net of Accumulated Depreciation	6,796,000
Encumbrances	5,447,000
Arvada House [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	High Rise
Date Consolidated	Nov-04	[4]
Property Location	Arvada, CO
Year Built	Jan. 01, 1977
Number of residential units	88
Initial Cost, Land	405,000	[1]
Initial Cost, Buildings and Improvements	3,314,000	[1]
Costs Capitalized Subsequent to Consolidation	2,251,000	[2]
Land	405,000
Buildings and Improvements	5,565,000
Total	5,970,000	[3]
Accumulated Depreciation (AD)	(1,925,000)
Total Cost Net of Accumulated Depreciation	4,045,000
Encumbrances	4,042,000
Bayview [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Jun-05	[4]
Property Location	San Francisco, CA
Year Built	Jan. 01, 1976
Number of residential units	146
Initial Cost, Land	582,000	[1]
Initial Cost, Buildings and Improvements	15,265,000	[1]
Costs Capitalized Subsequent to Consolidation	17,295,000	[2]
Land	582,000
Buildings and Improvements	32,560,000
Total	33,142,000	[3]
Accumulated Depreciation (AD)	(16,923,000)
Total Cost Net of Accumulated Depreciation	16,219,000
Encumbrances	11,879,000
Beacon Hill [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	High Rise
Date Consolidated	Mar-02	[4]
Property Location	Hillsdale, MI
Year Built	Jan. 01, 1980
Number of residential units	198
Initial Cost, Land	1,094,000	[1]
Initial Cost, Buildings and Improvements	7,044,000	[1]
Costs Capitalized Subsequent to Consolidation	6,609,000	[2]
Land	1,093,000
Buildings and Improvements	13,654,000
Total	14,747,000	[3]
Accumulated Depreciation (AD)	(5,066,000)
Total Cost Net of Accumulated Depreciation	9,681,000
Encumbrances	7,092,000
Biltmore Towers [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	High Rise
Date Consolidated	Mar-02	[4]
Property Location	Dayton, OH
Year Built	Jan. 01, 1980
Number of residential units	230
Initial Cost, Land	1,814,000	[1]
Initial Cost, Buildings and Improvements	6,411,000	[1]
Costs Capitalized Subsequent to Consolidation	13,557,000	[2]
Land	1,813,000
Buildings and Improvements	19,969,000
Total	21,782,000	[3]
Accumulated Depreciation (AD)	(11,574,000)
Total Cost Net of Accumulated Depreciation	10,208,000
Encumbrances	10,468,000
Blakewood [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Oct-05	[4]
Property Location	Statesboro, GA
Year Built	Jan. 01, 1973
Number of residential units	42
Initial Cost, Land	58,000	[1]
Initial Cost, Buildings and Improvements	882,000	[1]
Costs Capitalized Subsequent to Consolidation	421,000	[2]
Land	58,000
Buildings and Improvements	1,303,000
Total	1,361,000	[3]
Accumulated Depreciation (AD)	(1,162,000)
Total Cost Net of Accumulated Depreciation	199,000
Encumbrances	634,000
Bolton North [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	High Rise
Date Consolidated	Jan-06	[4]
Property Location	Baltimore, MD
Year Built	Jan. 01, 1977
Number of residential units	209
Initial Cost, Land	1,429,000	[1]
Initial Cost, Buildings and Improvements	6,569,000	[1]
Costs Capitalized Subsequent to Consolidation	598,000	[2]
Land	1,429,000
Buildings and Improvements	7,167,000
Total	8,596,000	[3]
Accumulated Depreciation (AD)	(2,637,000)
Total Cost Net of Accumulated Depreciation	5,959,000
Encumbrances	10,595,000
Butternut Creek [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Mid Rise
Date Consolidated	Jan-06	[4]
Property Location	Charlotte, MI
Year Built	Jan. 01, 1980
Number of residential units	100
Initial Cost, Land	505,000	[1]
Initial Cost, Buildings and Improvements	3,617,000	[1]
Costs Capitalized Subsequent to Consolidation	3,810,000	[2]
Land	505,000
Buildings and Improvements	7,427,000
Total	7,932,000	[3]
Accumulated Depreciation (AD)	(4,773,000)
Total Cost Net of Accumulated Depreciation	3,159,000
Encumbrances	4,053,000
Carriage House [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Mid Rise
Date Consolidated	Dec-06	[4]
Property Location	Petersburg, VA
Year Built	Jan. 01, 1885
Number of residential units	118
Initial Cost, Land	716,000	[1]
Initial Cost, Buildings and Improvements	2,886,000	[1]
Costs Capitalized Subsequent to Consolidation	3,727,000	[2]
Land	716,000
Buildings and Improvements	6,613,000
Total	7,329,000	[3]
Accumulated Depreciation (AD)	(3,068,000)
Total Cost Net of Accumulated Depreciation	4,261,000
Encumbrances	1,918,000
City Line [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Mar-02	[4]
Property Location	Newport News, VA
Year Built	Jan. 01, 1976
Number of residential units	200
Initial Cost, Land	500,000	[1]
Initial Cost, Buildings and Improvements	2,014,000	[1]
Costs Capitalized Subsequent to Consolidation	7,531,000	[2]
Land	500,000
Buildings and Improvements	9,545,000
Total	10,045,000	[3]
Accumulated Depreciation (AD)	(3,371,000)
Total Cost Net of Accumulated Depreciation	6,674,000
Encumbrances	4,625,000
Copperwood I Apartments [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Apr-06	[4]
Property Location	The Woodlands, TX
Year Built	Jan. 01, 1980
Number of residential units	150
Initial Cost, Land	364,000	[1]
Initial Cost, Buildings and Improvements	8,373,000	[1]
Costs Capitalized Subsequent to Consolidation	4,948,000	[2]
Land	363,000
Buildings and Improvements	13,322,000
Total	13,685,000	[3]
Accumulated Depreciation (AD)	(11,362,000)
Total Cost Net of Accumulated Depreciation	2,323,000
Encumbrances	5,401,000
Copperwood II Apartments [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Oct-05	[4]
Property Location	The Woodlands, TX
Year Built	Jan. 01, 1981
Number of residential units	150
Initial Cost, Land	459,000	[1]
Initial Cost, Buildings and Improvements	5,553,000	[1]
Costs Capitalized Subsequent to Consolidation	3,450,000	[2]
Land	459,000
Buildings and Improvements	9,003,000
Total	9,462,000	[3]
Accumulated Depreciation (AD)	(4,902,000)
Total Cost Net of Accumulated Depreciation	4,560,000
Encumbrances	5,572,000
Country Club Heights [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Mar-04	[4]
Property Location	Quincy, IL
Year Built	Jan. 01, 1976
Number of residential units	200
Initial Cost, Land	676,000	[1]
Initial Cost, Buildings and Improvements	5,715,000	[1]
Costs Capitalized Subsequent to Consolidation	4,937,000	[2]
Land	675,000
Buildings and Improvements	10,653,000
Total	11,328,000	[3]
Accumulated Depreciation (AD)	(4,860,000)
Total Cost Net of Accumulated Depreciation	6,468,000
Encumbrances	6,422,000
Crevenna Oaks [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Town Home
Date Consolidated	Jan-06	[4]
Property Location	Burke, VA
Year Built	Jan. 01, 1979
Number of residential units	50
Initial Cost, Land	355,000	[1]
Initial Cost, Buildings and Improvements	4,848,000	[1]
Costs Capitalized Subsequent to Consolidation	351,000	[2]
Land	355,000
Buildings and Improvements	5,199,000
Total	5,554,000	[3]
Accumulated Depreciation (AD)	(2,368,000)
Total Cost Net of Accumulated Depreciation	3,186,000
Encumbrances	2,943,000
Darby Townhouses [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Town Home
Date Consolidated	Jan-10	[4]
Property Location	Sharon Hill, PA
Year Built	Jan. 01, 1970
Number of residential units	172
Initial Cost, Land	1,297,000	[1]
Initial Cost, Buildings and Improvements	11,115,000	[1]
Costs Capitalized Subsequent to Consolidation	398,000	[2]
Land	1,298,000
Buildings and Improvements	11,512,000
Total	12,810,000	[3]
Accumulated Depreciation (AD)	(5,179,000)
Total Cost Net of Accumulated Depreciation	7,631,000
Encumbrances	4,995,000
Denny Place [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Mar-02	[4]
Property Location	North Hollywood, CA
Year Built	Jan. 01, 1984
Number of residential units	17
Initial Cost, Land	394,000	[1]
Initial Cost, Buildings and Improvements	1,579,000	[1]
Costs Capitalized Subsequent to Consolidation	150,000	[2]
Land	394,000
Buildings and Improvements	1,729,000
Total	2,123,000	[3]
Accumulated Depreciation (AD)	(590,000)
Total Cost Net of Accumulated Depreciation	1,533,000
Encumbrances	1,088,000
Fairwood [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Jan-06	[4]
Property Location	Carmichael, CA
Year Built	Jan. 01, 1979
Number of residential units	86
Initial Cost, Land	177,000	[1]
Initial Cost, Buildings and Improvements	5,264,000	[1]
Costs Capitalized Subsequent to Consolidation	265,000	[2]
Land	176,000
Buildings and Improvements	5,530,000
Total	5,706,000	[3]
Accumulated Depreciation (AD)	(3,730,000)
Total Cost Net of Accumulated Depreciation	1,976,000
Encumbrances	2,100,000
Fountain Place [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Mid Rise
Date Consolidated	Jan-06	[4]
Property Location	Connersville, IN
Year Built	Jan. 01, 1980
Number of residential units	102
Initial Cost, Land	378,000	[1]
Initial Cost, Buildings and Improvements	2,091,000	[1]
Costs Capitalized Subsequent to Consolidation	3,009,000	[2]
Land	378,000
Buildings and Improvements	5,100,000
Total	5,478,000	[3]
Accumulated Depreciation (AD)	(1,096,000)
Total Cost Net of Accumulated Depreciation	4,382,000
Encumbrances	1,048,000
Friendset Apartments [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	High Rise
Date Consolidated	Jan-06	[4]
Property Location	Brooklyn, NY
Year Built	Jan. 01, 1979
Number of residential units	259
Initial Cost, Land	550,000	[1]
Initial Cost, Buildings and Improvements	16,304,000	[1]
Costs Capitalized Subsequent to Consolidation	372,000	[2]
Land	550,000
Buildings and Improvements	16,676,000
Total	17,226,000	[3]
Accumulated Depreciation (AD)	(10,078,000)
Total Cost Net of Accumulated Depreciation	7,148,000
Encumbrances	13,443,000
Hamlin Estates [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Mar-02	[4]
Property Location	North Hollywood, CA
Year Built	Jan. 01, 1983
Number of residential units	30
Initial Cost, Land	1,009,000	[1]
Initial Cost, Buildings and Improvements	1,691,000	[1]
Costs Capitalized Subsequent to Consolidation	200,000	[2]
Land	1,010,000
Buildings and Improvements	1,890,000
Total	2,900,000	[3]
Accumulated Depreciation (AD)	(708,000)
Total Cost Net of Accumulated Depreciation	2,192,000
Encumbrances	1,159,000
Hanover Square [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	High Rise
Date Consolidated	Jan-06	[4]
Property Location	Baltimore, MD
Year Built	Jan. 01, 1980
Number of residential units	199
Initial Cost, Land	1,656,000	[1]
Initial Cost, Buildings and Improvements	9,575,000	[1]
Costs Capitalized Subsequent to Consolidation	728,000	[2]
Land	1,656,000
Buildings and Improvements	10,303,000
Total	11,959,000	[3]
Accumulated Depreciation (AD)	(6,457,000)
Total Cost Net of Accumulated Depreciation	5,502,000
Encumbrances	10,211,000
Hatillo Housing [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Mid Rise
Date Consolidated	Jan-06	[4]
Property Location	Hatillo, PR
Year Built	Jan. 01, 1982
Number of residential units	64
Initial Cost, Land	202,000	[1]
Initial Cost, Buildings and Improvements	2,876,000	[1]
Costs Capitalized Subsequent to Consolidation	479,000	[2]
Land	202,000
Buildings and Improvements	3,355,000
Total	3,557,000	[3]
Accumulated Depreciation (AD)	(2,077,000)
Total Cost Net of Accumulated Depreciation	1,480,000
Encumbrances	1,332,000
Hopkins Village [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Mid Rise
Date Consolidated	Sep-03	[4]
Property Location	Baltimore, MD
Year Built	Jan. 01, 1979
Number of residential units	165
Initial Cost, Land	549,000	[1]
Initial Cost, Buildings and Improvements	5,973,000	[1]
Costs Capitalized Subsequent to Consolidation	3,588,000	[2]
Land	549,000
Buildings and Improvements	9,561,000
Total	10,110,000	[3]
Accumulated Depreciation (AD)	(2,881,000)
Total Cost Net of Accumulated Depreciation	7,229,000
Encumbrances	9,100,000
Hudson Gardens [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Mar-02	[4]
Property Location	Pasadena, CA
Year Built	Jan. 01, 1983
Number of residential units	41
Initial Cost, Land	914,000	[1]
Initial Cost, Buildings and Improvements	1,548,000	[1]
Costs Capitalized Subsequent to Consolidation	1,240,000	[2]
Land	914,000
Buildings and Improvements	2,788,000
Total	3,702,000	[3]
Accumulated Depreciation (AD)	(726,000)
Total Cost Net of Accumulated Depreciation	2,976,000
Encumbrances	3,139,000
Ingram Square [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Jan-06	[4]
Property Location	San Antonio, TX
Year Built	Jan. 01, 1980
Number of residential units	120
Initial Cost, Land	800,000	[1]
Initial Cost, Buildings and Improvements	3,136,000	[1]
Costs Capitalized Subsequent to Consolidation	5,725,000	[2]
Land	800,000
Buildings and Improvements	8,861,000
Total	9,661,000	[3]
Accumulated Depreciation (AD)	(3,797,000)
Total Cost Net of Accumulated Depreciation	5,864,000
Encumbrances	3,630,000
Kirkwood House [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	High Rise
Date Consolidated	Sep-04	[4]
Property Location	Baltimore, MD
Year Built	Jan. 01, 1979
Number of residential units	261
Initial Cost, Land	1,337,000	[1]
Initial Cost, Buildings and Improvements	9,358,000	[1]
Costs Capitalized Subsequent to Consolidation	8,346,000	[2]
Land	1,338,000
Buildings and Improvements	17,703,000
Total	19,041,000	[3]
Accumulated Depreciation (AD)	(5,445,000)
Total Cost Net of Accumulated Depreciation	13,596,000
Encumbrances	16,000,000
La Salle [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Oct-00	[4]
Property Location	San Francisco, CA
Year Built	Jan. 01, 1976
Number of residential units	145
Initial Cost, Land	1,866,000	[1]
Initial Cost, Buildings and Improvements	19,567,000	[1]
Costs Capitalized Subsequent to Consolidation	17,667,000	[2]
Land	1,866,000
Buildings and Improvements	37,234,000
Total	39,100,000	[3]
Accumulated Depreciation (AD)	(21,321,000)
Total Cost Net of Accumulated Depreciation	17,779,000
Encumbrances	17,649,000
La Vista [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Jan-06	[4]
Property Location	Concord, CA
Year Built	Jan. 01, 1981
Number of residential units	75
Initial Cost, Land	581,000	[1]
Initial Cost, Buildings and Improvements	4,449,000	[1]
Costs Capitalized Subsequent to Consolidation	4,256,000	[2]
Land	581,000
Buildings and Improvements	8,705,000
Total	9,286,000	[3]
Accumulated Depreciation (AD)	(2,315,000)
Total Cost Net of Accumulated Depreciation	6,971,000
Encumbrances	5,249,000
Loring Towers [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	High Rise
Date Consolidated	Oct-02	[4]
Property Location	Minneapolis, MN
Year Built	Jan. 01, 1975
Number of residential units	230
Initial Cost, Land	886,000	[1]
Initial Cost, Buildings and Improvements	7,445,000	[1]
Costs Capitalized Subsequent to Consolidation	8,170,000	[2]
Land	886,000
Buildings and Improvements	15,615,000
Total	16,501,000	[3]
Accumulated Depreciation (AD)	(5,941,000)
Total Cost Net of Accumulated Depreciation	10,560,000
Encumbrances	10,033,000
Loring Towers Apartments [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	High Rise
Date Consolidated	Sep-03	[4]
Property Location	Salem, MA
Year Built	Jan. 01, 1973
Number of residential units	250
Initial Cost, Land	187,000	[1]
Initial Cost, Buildings and Improvements	14,050,000	[1]
Costs Capitalized Subsequent to Consolidation	7,090,000	[2]
Land	187,000
Buildings and Improvements	21,140,000
Total	21,327,000	[3]
Accumulated Depreciation (AD)	(6,718,000)
Total Cost Net of Accumulated Depreciation	14,609,000
Encumbrances	11,528,000
Montblanc Gardens [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Town Home
Date Consolidated	Dec-03	[4]
Property Location	Yauco, PR
Year Built	Jan. 01, 1982
Number of residential units	128
Initial Cost, Land	390,000	[1]
Initial Cost, Buildings and Improvements	3,859,000	[1]
Costs Capitalized Subsequent to Consolidation	654,000	[2]
Land	391,000
Buildings and Improvements	4,512,000
Total	4,903,000	[3]
Accumulated Depreciation (AD)	(2,589,000)
Total Cost Net of Accumulated Depreciation	2,314,000
Encumbrances	3,193,000
New Baltimore [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Mid Rise
Date Consolidated	Mar-02	[4]
Property Location	New Baltimore, MI
Year Built	Jan. 01, 1980
Number of residential units	101
Initial Cost, Land	896,000	[1]
Initial Cost, Buildings and Improvements	2,360,000	[1]
Costs Capitalized Subsequent to Consolidation	5,182,000	[2]
Land	896,000
Buildings and Improvements	7,542,000
Total	8,438,000	[3]
Accumulated Depreciation (AD)	(2,933,000)
Total Cost Net of Accumulated Depreciation	5,505,000
Encumbrances	2,107,000
Newberry Park [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Dec-97	[4]
Property Location	Chicago, IL
Year Built	Jan. 01, 1995
Number of residential units	84
Initial Cost, Land	1,380,000	[1]
Initial Cost, Buildings and Improvements	7,632,000	[1]
Costs Capitalized Subsequent to Consolidation	387,000	[2]
Land	1,380,000
Buildings and Improvements	8,019,000
Total	9,399,000	[3]
Accumulated Depreciation (AD)	(3,269,000)
Total Cost Net of Accumulated Depreciation	6,130,000
Encumbrances	7,066,000
Northpoint [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Jan-00	[4]
Property Location	Chicago, IL
Year Built	Jan. 01, 1921
Number of residential units	304
Initial Cost, Land	2,510,000	[1]
Initial Cost, Buildings and Improvements	14,334,000	[1]
Costs Capitalized Subsequent to Consolidation	16,645,000	[2]
Land	2,510,000
Buildings and Improvements	30,979,000
Total	33,489,000	[3]
Accumulated Depreciation (AD)	(20,423,000)
Total Cost Net of Accumulated Depreciation	13,066,000
Encumbrances	18,126,000
O'neil [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	High Rise
Date Consolidated	Jan-06	[4]
Property Location	Troy, NY
Year Built	Jan. 01, 1978
Number of residential units	115
Initial Cost, Land	88,000	[1]
Initial Cost, Buildings and Improvements	4,067,000	[1]
Costs Capitalized Subsequent to Consolidation	1,377,000	[2]
Land	88,000
Buildings and Improvements	5,444,000
Total	5,532,000	[3]
Accumulated Depreciation (AD)	(4,243,000)
Total Cost Net of Accumulated Depreciation	1,289,000
Encumbrances	2,526,000
Panorama Park [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Mar-02	[4]
Property Location	Bakersfield, CA
Year Built	Jan. 01, 1982
Number of residential units	66
Initial Cost, Land	521,000	[1]
Initial Cost, Buildings and Improvements	5,520,000	[1]
Costs Capitalized Subsequent to Consolidation	1,071,000	[2]
Land	521,000
Buildings and Improvements	6,591,000
Total	7,112,000	[3]
Accumulated Depreciation (AD)	(2,432,000)
Total Cost Net of Accumulated Depreciation	4,680,000
Encumbrances	2,087,000
Parc Chateau I [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Jan-06	[4]
Property Location	Lithonia, GA
Year Built	Jan. 01, 1973
Number of residential units	86
Initial Cost, Land	592,000	[1]
Initial Cost, Buildings and Improvements	1,442,000	[1]
Costs Capitalized Subsequent to Consolidation	320,000	[2]
Land	592,000
Buildings and Improvements	1,762,000
Total	2,354,000	[3]
Accumulated Depreciation (AD)	(1,698,000)
Total Cost Net of Accumulated Depreciation	656,000
Encumbrances	192,000
Parc Chateau II [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Jan-06	[4]
Property Location	Lithonia, GA
Year Built	Jan. 01, 1974
Number of residential units	88
Initial Cost, Land	596,000	[1]
Initial Cost, Buildings and Improvements	2,965,000	[1]
Costs Capitalized Subsequent to Consolidation	289,000	[2]
Land	596,000
Buildings and Improvements	3,254,000
Total	3,850,000	[3]
Accumulated Depreciation (AD)	(2,504,000)
Total Cost Net of Accumulated Depreciation	1,346,000
Encumbrances	193,000
Park Place [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Mid Rise
Date Consolidated	Jun-05	[4]
Property Location	St Louis, MO
Year Built	Jan. 01, 1977
Number of residential units	242
Initial Cost, Land	705,000	[1]
Initial Cost, Buildings and Improvements	6,327,000	[1]
Costs Capitalized Subsequent to Consolidation	10,096,000	[2]
Land	705,000
Buildings and Improvements	16,423,000
Total	17,128,000	[3]
Accumulated Depreciation (AD)	(11,603,000)
Total Cost Net of Accumulated Depreciation	5,525,000
Encumbrances	9,097,000
Parkways, The [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Jun-04	[4]
Property Location	Chicago, IL
Year Built	Jan. 01, 1925
Number of residential units	446
Initial Cost, Land	3,426,000	[1]
Initial Cost, Buildings and Improvements	23,257,000	[1]
Costs Capitalized Subsequent to Consolidation	19,236,000	[2]
Land	3,427,000
Buildings and Improvements	42,492,000
Total	45,919,000	[3]
Accumulated Depreciation (AD)	(19,968,000)
Total Cost Net of Accumulated Depreciation	25,951,000
Encumbrances	19,646,000
Pavilion [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	High Rise
Date Consolidated	Mar-04	[4]
Property Location	Philadelphia, PA
Year Built	Jan. 01, 1976
Number of residential units	296
Initial Cost, Land	0	[1]
Initial Cost, Buildings and Improvements	15,415,000	[1]
Costs Capitalized Subsequent to Consolidation	1,710,000	[2]
Land	0
Buildings and Improvements	17,125,000
Total	17,125,000	[3]
Accumulated Depreciation (AD)	(6,654,000)
Total Cost Net of Accumulated Depreciation	10,471,000
Encumbrances	7,895,000
Pleasant Hills [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Apr-05	[4]
Property Location	Austin, TX
Year Built	Jan. 01, 1982
Number of residential units	100
Initial Cost, Land	1,229,000	[1]
Initial Cost, Buildings and Improvements	2,631,000	[1]
Costs Capitalized Subsequent to Consolidation	3,558,000	[2]
Land	1,229,000
Buildings and Improvements	6,189,000
Total	7,418,000	[3]
Accumulated Depreciation (AD)	(2,756,000)
Total Cost Net of Accumulated Depreciation	4,662,000
Encumbrances	3,092,000
Plummer Village [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Mid Rise
Date Consolidated	Mar-02	[4]
Property Location	North Hills, CA
Year Built	Jan. 01, 1983
Number of residential units	75
Initial Cost, Land	666,000	[1]
Initial Cost, Buildings and Improvements	2,647,000	[1]
Costs Capitalized Subsequent to Consolidation	1,643,000	[2]
Land	667,000
Buildings and Improvements	4,289,000
Total	4,956,000	[3]
Accumulated Depreciation (AD)	(2,486,000)
Total Cost Net of Accumulated Depreciation	2,470,000
Encumbrances	2,478,000
Portner Place [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Town Home
Date Consolidated	Jan-06	[4]
Property Location	Washington, DC
Year Built	Jan. 01, 1980
Number of residential units	48
Initial Cost, Land	698,000	[1]
Initial Cost, Buildings and Improvements	3,753,000	[1]
Costs Capitalized Subsequent to Consolidation	923,000	[2]
Land	697,000
Buildings and Improvements	4,677,000
Total	5,374,000	[3]
Accumulated Depreciation (AD)	(1,378,000)
Total Cost Net of Accumulated Depreciation	3,996,000
Encumbrances	6,171,000
Rivers Edge [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Town Home
Date Consolidated	Jan-06	[4]
Property Location	Greenville, MI
Year Built	Jan. 01, 1983
Number of residential units	49
Initial Cost, Land	310,000	[1]
Initial Cost, Buildings and Improvements	2,097,000	[1]
Costs Capitalized Subsequent to Consolidation	381,000	[2]
Land	311,000
Buildings and Improvements	2,477,000
Total	2,788,000	[3]
Accumulated Depreciation (AD)	(1,779,000)
Total Cost Net of Accumulated Depreciation	1,009,000
Encumbrances	174,000
Riverwoods [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	High Rise
Date Consolidated	Jan-06	[4]
Property Location	Kankakee, IL
Year Built	Jan. 01, 1983
Number of residential units	125
Initial Cost, Land	598,000	[1]
Initial Cost, Buildings and Improvements	4,931,000	[1]
Costs Capitalized Subsequent to Consolidation	3,509,000	[2]
Land	598,000
Buildings and Improvements	8,440,000
Total	9,038,000	[3]
Accumulated Depreciation (AD)	(2,432,000)
Total Cost Net of Accumulated Depreciation	6,606,000
Encumbrances	3,896,000
Round Barn Manor [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Mar-02	[4]
Property Location	Champaign, IL
Year Built	Jan. 01, 1979
Number of residential units	156
Initial Cost, Land	810,000	[1]
Initial Cost, Buildings and Improvements	5,134,000	[1]
Costs Capitalized Subsequent to Consolidation	5,929,000	[2]
Land	810,000
Buildings and Improvements	11,063,000
Total	11,873,000	[3]
Accumulated Depreciation (AD)	(2,867,000)
Total Cost Net of Accumulated Depreciation	9,006,000
Encumbrances	4,765,000
San Jose Apartments [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Sep-05	[4]
Property Location	San Antonio, TX
Year Built	Jan. 01, 1970
Number of residential units	220
Initial Cost, Land	234,000	[1]
Initial Cost, Buildings and Improvements	5,770,000	[1]
Costs Capitalized Subsequent to Consolidation	11,774,000	[2]
Land	234,000
Buildings and Improvements	17,544,000
Total	17,778,000	[3]
Accumulated Depreciation (AD)	(6,877,000)
Total Cost Net of Accumulated Depreciation	10,901,000
Encumbrances	4,635,000
San Juan Del Centro [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Mid Rise
Date Consolidated	Sep-05	[4]
Property Location	Boulder, CO
Year Built	Jan. 01, 1971
Number of residential units	150
Initial Cost, Land	439,000	[1]
Initial Cost, Buildings and Improvements	7,110,000	[1]
Costs Capitalized Subsequent to Consolidation	12,638,000	[2]
Land	440,000
Buildings and Improvements	19,747,000
Total	20,187,000	[3]
Accumulated Depreciation (AD)	(8,019,000)
Total Cost Net of Accumulated Depreciation	12,168,000
Encumbrances	12,133,000
Shoreview [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Oct-99	[4]
Property Location	San Francisco, CA
Year Built	Jan. 01, 1976
Number of residential units	156
Initial Cost, Land	1,476,000	[1]
Initial Cost, Buildings and Improvements	19,071,000	[1]
Costs Capitalized Subsequent to Consolidation	19,110,000	[2]
Land	1,476,000
Buildings and Improvements	38,181,000
Total	39,657,000	[3]
Accumulated Depreciation (AD)	(22,537,000)
Total Cost Net of Accumulated Depreciation	17,120,000
Encumbrances	18,930,000
South Bay Villa [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Mar-02	[4]
Property Location	Los Angeles, CA
Year Built	Jan. 01, 1981
Number of residential units	80
Initial Cost, Land	1,352,000	[1]
Initial Cost, Buildings and Improvements	2,770,000	[1]
Costs Capitalized Subsequent to Consolidation	3,775,000	[2]
Land	1,352,000
Buildings and Improvements	6,545,000
Total	7,897,000	[3]
Accumulated Depreciation (AD)	(5,196,000)
Total Cost Net of Accumulated Depreciation	2,701,000
Encumbrances	2,921,000
St.George Villas [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Jan-06	[4]
Property Location	St. George, SC
Year Built	Jan. 01, 1984
Number of residential units	40
Initial Cost, Land	86,000	[1]
Initial Cost, Buildings and Improvements	1,025,000	[1]
Costs Capitalized Subsequent to Consolidation	120,000	[2]
Land	86,000
Buildings and Improvements	1,145,000
Total	1,231,000	[3]
Accumulated Depreciation (AD)	(779,000)
Total Cost Net of Accumulated Depreciation	452,000
Encumbrances	446,000
Stonegate Apts [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Mid Rise
Date Consolidated	Jul-09	[4]
Property Location	Indianapolis, IN
Year Built	Jan. 01, 1920
Number of residential units	52
Initial Cost, Land	122,000	[1]
Initial Cost, Buildings and Improvements	2,923,000	[1]
Costs Capitalized Subsequent to Consolidation	464,000	[2]
Land	122,000
Buildings and Improvements	3,387,000
Total	3,509,000	[3]
Accumulated Depreciation (AD)	(1,202,000)
Total Cost Net of Accumulated Depreciation	2,307,000
Encumbrances	1,901,000
Summit Oaks [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Town Home
Date Consolidated	Jan-06	[4]
Property Location	Burke, VA
Year Built	Jan. 01, 1980
Number of residential units	50
Initial Cost, Land	381,000	[1]
Initial Cost, Buildings and Improvements	4,930,000	[1]
Costs Capitalized Subsequent to Consolidation	381,000	[2]
Land	382,000
Buildings and Improvements	5,310,000
Total	5,692,000	[3]
Accumulated Depreciation (AD)	(2,286,000)
Total Cost Net of Accumulated Depreciation	3,406,000
Encumbrances	2,935,000
Tamarac Pines Apartments I [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Nov-04	[4]
Property Location	Woodlands, TX
Year Built	Jan. 01, 1980
Number of residential units	144
Initial Cost, Land	363,000	[1]
Initial Cost, Buildings and Improvements	2,775,000	[1]
Costs Capitalized Subsequent to Consolidation	3,761,000	[2]
Land	363,000
Buildings and Improvements	6,536,000
Total	6,899,000	[3]
Accumulated Depreciation (AD)	(2,988,000)
Total Cost Net of Accumulated Depreciation	3,911,000
Encumbrances	3,962,000
Tamarac Pines Apartments II [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Nov-04	[4]
Property Location	Woodlands, TX
Year Built	Jan. 01, 1980
Number of residential units	156
Initial Cost, Land	266,000	[1]
Initial Cost, Buildings and Improvements	3,195,000	[1]
Costs Capitalized Subsequent to Consolidation	4,196,000	[2]
Land	266,000
Buildings and Improvements	7,391,000
Total	7,657,000	[3]
Accumulated Depreciation (AD)	(3,416,000)
Total Cost Net of Accumulated Depreciation	4,241,000
Encumbrances	4,292,000
Terry Manor [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Mid Rise
Date Consolidated	Oct-05	[4]
Property Location	Los Angeles, CA
Year Built	Jan. 01, 1977
Number of residential units	170
Initial Cost, Land	1,997,000	[1]
Initial Cost, Buildings and Improvements	5,848,000	[1]
Costs Capitalized Subsequent to Consolidation	6,590,000	[2]
Land	1,997,000
Buildings and Improvements	12,438,000
Total	14,435,000	[3]
Accumulated Depreciation (AD)	(8,479,000)
Total Cost Net of Accumulated Depreciation	5,956,000
Encumbrances	6,637,000
Tompkins Terrace [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Oct-02	[4]
Property Location	Beacon, NY
Year Built	Jan. 01, 1974
Number of residential units	193
Initial Cost, Land	872,000	[1]
Initial Cost, Buildings and Improvements	6,827,000	[1]
Costs Capitalized Subsequent to Consolidation	13,594,000	[2]
Land	872,000
Buildings and Improvements	20,421,000
Total	21,293,000	[3]
Accumulated Depreciation (AD)	(6,776,000)
Total Cost Net of Accumulated Depreciation	14,517,000
Encumbrances	7,507,000
University Square [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	High Rise
Date Consolidated	Mar-05	[4]
Property Location	Philadelphia, PA
Year Built	Jan. 01, 1978
Number of residential units	442
Initial Cost, Land	702,000	[1]
Initial Cost, Buildings and Improvements	12,201,000	[1]
Costs Capitalized Subsequent to Consolidation	11,473,000	[2]
Land	702,000
Buildings and Improvements	23,674,000
Total	24,376,000	[3]
Accumulated Depreciation (AD)	(9,679,000)
Total Cost Net of Accumulated Depreciation	14,697,000
Encumbrances	17,813,000
Van Nuys Apartments [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	High Rise
Date Consolidated	Mar-02	[4]
Property Location	Los Angeles, CA
Year Built	Jan. 01, 1981
Number of residential units	299
Initial Cost, Land	3,576,000	[1]
Initial Cost, Buildings and Improvements	21,226,000	[1]
Costs Capitalized Subsequent to Consolidation	21,481,000	[2]
Land	3,576,000
Buildings and Improvements	42,707,000
Total	46,283,000	[3]
Accumulated Depreciation (AD)	(11,801,000)
Total Cost Net of Accumulated Depreciation	34,482,000
Encumbrances	24,974,000
Verdes Del Oriente [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Jan-10	[4]
Property Location	San Pedro, CA
Year Built	Jan. 01, 1976
Number of residential units	113
Initial Cost, Land	1,139,000	[1]
Initial Cost, Buildings and Improvements	7,044,000	[1]
Costs Capitalized Subsequent to Consolidation	582,000	[2]
Land	1,139,000
Buildings and Improvements	7,626,000
Total	8,765,000	[3]
Accumulated Depreciation (AD)	(3,456,000)
Total Cost Net of Accumulated Depreciation	5,309,000
Encumbrances	5,157,000
Villa De Guadalupe [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Jan-10	[4]
Property Location	San Jose, CA
Year Built	Jan. 01, 1982
Number of residential units	101
Initial Cost, Land	1,781,000	[1]
Initial Cost, Buildings and Improvements	7,197,000	[1]
Costs Capitalized Subsequent to Consolidation	344,000	[2]
Land	1,781,000
Buildings and Improvements	7,541,000
Total	9,322,000	[3]
Accumulated Depreciation (AD)	(2,867,000)
Total Cost Net of Accumulated Depreciation	6,455,000
Encumbrances	6,779,000
Village Oaks [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Mid Rise
Date Consolidated	Jan-06	[4]
Property Location	Catonsville, MD
Year Built	Jan. 01, 1980
Number of residential units	181
Initial Cost, Land	2,127,000	[1]
Initial Cost, Buildings and Improvements	5,188,000	[1]
Land	2,127,000
Buildings and Improvements	7,071,000
Total	9,198,000	[3]
Accumulated Depreciation (AD)	(5,291,000)
Total Cost Net of Accumulated Depreciation	3,907,000
Encumbrances	3,754,000
Villas of Mount Dora [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden	[5]
Date Consolidated	Jan-10	[4],[5]
Property Location	Mt. Dora, FL	[5]
Year Built	Jan. 01, 1979	[5]
Number of residential units	70	[5]
Initial Cost, Land	322,000	[1]
Initial Cost, Buildings and Improvements	1,828,000	[1]
Costs Capitalized Subsequent to Consolidation	239,000	[2]
Land	323,000
Buildings and Improvements	1,534,000
Total	1,857,000	[3]
Accumulated Depreciation (AD)	(265,000)
Total Cost Net of Accumulated Depreciation	1,592,000
Encumbrances	1,583,000
Wah Luck House [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	High Rise
Date Consolidated	Jan-06	[4]
Property Location	Washington, DC
Year Built	Jan. 01, 1982
Number of residential units	153
Initial Cost, Land	0	[1]
Initial Cost, Buildings and Improvements	7,772,000	[1]
Costs Capitalized Subsequent to Consolidation	722,000	[2]
Land	0
Buildings and Improvements	8,494,000
Total	8,494,000	[3]
Accumulated Depreciation (AD)	(2,357,000)
Total Cost Net of Accumulated Depreciation	6,137,000
Encumbrances	7,452,000
Walnut Hills [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	High Rise
Date Consolidated	Jan-06	[4]
Property Location	Cincinnati, OH
Year Built	Jan. 01, 1983
Number of residential units	198
Initial Cost, Land	826,000	[1]
Initial Cost, Buildings and Improvements	5,608,000	[1]
Costs Capitalized Subsequent to Consolidation	5,405,000	[2]
Land	826,000
Buildings and Improvements	11,013,000
Total	11,839,000	[3]
Accumulated Depreciation (AD)	(4,018,000)
Total Cost Net of Accumulated Depreciation	7,821,000
Encumbrances	5,500,000
Washington Square West [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Mid Rise
Date Consolidated	Sep-04	[4]
Property Location	Philadelphia, PA
Year Built	Jan. 01, 1982
Number of residential units	132
Initial Cost, Land	582,000	[1]
Initial Cost, Buildings and Improvements	11,169,000	[1]
Costs Capitalized Subsequent to Consolidation	6,710,000	[2]
Land	582,000
Buildings and Improvements	17,879,000
Total	18,461,000	[3]
Accumulated Depreciation (AD)	(11,841,000)
Total Cost Net of Accumulated Depreciation	6,620,000
Encumbrances	3,700,000
Whitefield Place [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Apr-05	[4]
Property Location	San Antonio, TX
Year Built	Jan. 01, 1980
Number of residential units	80
Initial Cost, Land	219,000	[1]
Initial Cost, Buildings and Improvements	3,151,000	[1]
Costs Capitalized Subsequent to Consolidation	2,681,000	[2]
Land	219,000
Buildings and Improvements	5,832,000
Total	6,051,000	[3]
Accumulated Depreciation (AD)	(2,847,000)
Total Cost Net of Accumulated Depreciation	3,204,000
Encumbrances	2,154,000
Willow Wood [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Mar-02	[4]
Property Location	North Hollywood, CA
Year Built	Jan. 01, 1984
Number of residential units	19
Initial Cost, Land	1,051,000	[1]
Initial Cost, Buildings and Improvements	840,000	[1]
Costs Capitalized Subsequent to Consolidation	237,000	[2]
Land	1,051,000
Buildings and Improvements	1,077,000
Total	2,128,000	[3]
Accumulated Depreciation (AD)	(377,000)
Total Cost Net of Accumulated Depreciation	1,751,000
Encumbrances	1,030,000
Winter Gardens [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	High Rise
Date Consolidated	Mar-04	[4]
Property Location	St Louis, MO
Year Built	Jan. 01, 1920
Number of residential units	112
Initial Cost, Land	300,000	[1]
Initial Cost, Buildings and Improvements	3,072,000	[1]
Costs Capitalized Subsequent to Consolidation	4,596,000	[2]
Land	300,000
Buildings and Improvements	7,668,000
Total	7,968,000	[3]
Accumulated Depreciation (AD)	(1,982,000)
Total Cost Net of Accumulated Depreciation	5,986,000
Encumbrances	3,592,000
Woodland Hills [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property Type	Garden
Date Consolidated	Oct-05	[4]
Property Location	Jackson, MI
Year Built	Jan. 01, 1980
Number of residential units	125
Initial Cost, Land	320,000	[1]
Initial Cost, Buildings and Improvements	3,875,000	[1]
Costs Capitalized Subsequent to Consolidation	4,538,000	[2]
Land	321,000
Buildings and Improvements	8,412,000
Total	8,733,000	[3]
Accumulated Depreciation (AD)	(4,521,000)
Total Cost Net of Accumulated Depreciation	4,212,000
Encumbrances	3,469,000
Other [Member] | Continuing Operations [Member]
Real Estate and Accumulated Depreciation [Line Items]
Number of residential units	0	[6]
Initial Cost, Land	1,756,000	[1],[6]
Initial Cost, Buildings and Improvements	2,442,000	[1],[6]
Costs Capitalized Subsequent to Consolidation	6,288,000	[2],[6]
Land	1,754,000	[6]
Buildings and Improvements	8,732,000	[6]
Total	10,486,000	[3],[6]
Accumulated Depreciation (AD)	(3,600,000)	[6]
Total Cost Net of Accumulated Depreciation	6,886,000	[6]
Encumbrances	$ 0	[6]

[1]	For 2008 and prior periods, costs to acquire the noncontrolling interest’s share of our consolidated real estate partnerships were capitalized as part of the initial cost.
[2]	Costs capitalized subsequent to consolidation includes costs capitalized since acquisition or first consolidation of the partnership/property.
[3]	The aggregate cost of land and depreciable property for federal income tax purposes was approximately $3.6 billion at December 31, 2012.
[4]	Date we acquired the property or first consolidated the partnership which owns the property.
[5]	The current carrying value of the property reflects an impairment loss recognized during the current period or prior periods.
[6]	Other includes land parcels, commercial properties and other related costs. We exclude such properties from our residential unit counts